UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund

(Exact name of registrant as specified in charter)

7 Times Square, Suite 1606, New York, N.Y. 10036

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item I.	Reports to Stockholders.

(a)	A copy of the Tailored Shareholder Report to Stockholders for the period ended 6/30/24 is included with this Form.

Value Line Core Bond Fund

Investor Class VAGIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Value Line Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729  or investorservices@vlfunds.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.80%

How did the fund perform last six months and what affected its performance?

The Fund's Investor Class generated a total return of -0.93% during the six months ended June 30, 2024. This compares to the -0.71% return of the Fund’s benchmark, the Bloomberg US Aggregate Bond Index (the “Bloomberg Index”), during the same semiannual period.

  The Fund modestly underperformed its benchmark on a relative basis due primarily to its duration and yield curve positioning.

  Early in the semiannual period, the Fund held a duration slightly longer than that of the Bloomberg Index based on our expectations of a slowdown in inflation and the U.S. Federal Reserve (Fed) beginning to cut interest rates by mid-2024. However, with the moderate resurgence of inflation that occurred during the first calendar quarter and as interest rates rose in reaction, such duration positioning detracted. By the end of the second calendar quarter, we had reduced the Fund’s duration to a modestly short position relative to the Bloomberg Index.

  Yield curve positioning hurt relative results, as the Fund was positioned with an emphasis on long-dated bonds, i.e., those with maturities of 30 years, given our expectations for slowing inflation and economic growth and a likely flattening of the yield curve. However, this scenario did not materialize.

  Sector allocation decisions overall contributed positively.

  Having an overweighted allocation to corporate bonds, particularly BBB-rated bonds, contributed most positively to the Fund’s relative performance. Corporate bonds outperformed other key sectors, and BBB-rated corporate bonds outperformed higher-rated credits during the semiannual period.

  Having an underweighted allocation to U.S. Treasuries also helped, as this sector underperformed the Bloomberg Index during the semiannual period.

  Issue selection as a whole added value, albeit modestly.

  Within the mortgage-backed securities sector, a focus on higher-coupon securities helped offset the sector’s weak performance.

  Issue selection among U.S. Treasuries overall also buoyed results, though positions in long-dated U.S. Treasuries were among the Fund’s biggest individual detractors.

Semi-Annual Shareholder Report - June 30, 2024

Value Line Core Bond Fund

Comparison of a Change in Value of a $10,000 Investment (as of 06/30/2024)

The following graph compares the performance of the Value Line Core Bond Fund to that of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Value Line Core Bond Fund is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends, if any. The comparison is shown for illustrative purposes only.

	Value Line Core Bond Fund-Investor Class	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000
07/14	$9,956	$9,975
08/14	$10,051	$10,085
09/14	$9,947	$10,017
10/14	$10,042	$10,115
11/14	$10,098	$10,187
12/14	$10,094	$10,196
01/15	$10,285	$10,410
02/15	$10,212	$10,312
03/15	$10,246	$10,360
04/15	$10,214	$10,323
05/15	$10,189	$10,298
06/15	$10,075	$10,186
07/15	$10,138	$10,257
08/15	$10,111	$10,242
09/15	$10,168	$10,311
10/15	$10,175	$10,313
11/15	$10,148	$10,286
12/15	$10,116	$10,252
01/16	$10,248	$10,393
02/16	$10,301	$10,467
03/16	$10,392	$10,563
04/16	$10,442	$10,604
05/16	$10,428	$10,606
06/16	$10,576	$10,797
07/16	$10,654	$10,865
08/16	$10,648	$10,853
09/16	$10,636	$10,847
10/16	$10,565	$10,764
11/16	$10,316	$10,509
12/16	$10,335	$10,524
01/17	$10,351	$10,544
02/17	$10,423	$10,615
03/17	$10,411	$10,610
04/17	$10,492	$10,692
05/17	$10,574	$10,774
06/17	$10,569	$10,763
07/17	$10,616	$10,809
08/17	$10,690	$10,906
09/17	$10,652	$10,854
10/17	$10,664	$10,861
11/17	$10,650	$10,847
12/17	$10,693	$10,897
01/18	$10,574	$10,771
02/18	$10,458	$10,669
03/18	$10,496	$10,737
04/18	$10,423	$10,658
05/18	$10,481	$10,734
06/18	$10,459	$10,720
07/18	$10,454	$10,723
08/18	$10,519	$10,792
09/18	$10,457	$10,722
10/18	$10,370	$10,638
11/18	$10,415	$10,701
12/18	$10,554	$10,898
01/19	$10,677	$11,014
02/19	$10,682	$11,007
03/19	$10,875	$11,218
04/19	$10,881	$11,221
05/19	$11,054	$11,421
06/19	$11,208	$11,564
07/19	$11,233	$11,589
08/19	$11,515	$11,890
09/19	$11,447	$11,826
10/19	$11,478	$11,862
11/19	$11,460	$11,856
12/19	$11,452	$11,848
01/20	$11,669	$12,076
02/20	$11,863	$12,293
03/20	$11,523	$12,221
04/20	$11,774	$12,438
05/20	$11,855	$12,496
06/20	$11,956	$12,575
07/20	$12,147	$12,762
08/20	$12,067	$12,659
09/20	$12,045	$12,652
10/20	$11,988	$12,596
11/20	$12,086	$12,720
12/20	$12,113	$12,737
01/21	$12,036	$12,646
02/21	$11,850	$12,463
03/21	$11,731	$12,308
04/21	$11,823	$12,405
05/21	$11,861	$12,445
06/21	$11,923	$12,533
07/21	$12,030	$12,673
08/21	$11,998	$12,649
09/21	$11,890	$12,539
10/21	$11,872	$12,536
11/21	$11,885	$12,573
12/21	$11,848	$12,541
01/22	$11,600	$12,271
02/22	$11,471	$12,134
03/22	$11,173	$11,796
04/22	$10,800	$11,349
05/22	$10,822	$11,422
06/22	$10,672	$11,243
07/22	$10,908	$11,518
08/22	$10,633	$11,192
09/22	$10,197	$10,709
10/22	$10,056	$10,570
11/22	$10,378	$10,959
12/22	$10,358	$10,909
01/23	$10,670	$11,245
02/23	$10,394	$10,954
03/23	$10,629	$11,232
04/23	$10,684	$11,300
05/23	$10,565	$11,177
06/23	$10,537	$11,137
07/23	$10,524	$11,130
08/23	$10,456	$11,059
09/23	$10,183	$10,778
10/23	$10,017	$10,607
11/23	$10,465	$11,088
12/23	$10,847	$11,512
01/24	$10,829	$11,481
02/24	$10,666	$11,318
03/24	$10,765	$11,423
04/24	$10,489	$11,134
05/24	$10,665	$11,323
06/24	$10,746	$11,430

The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. This is an unmanaged index and does not reflect charges, expenses or taxes, which are deducted from the Fund’s return. It is not possible to directly invest in this Index.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor Class	1.98%	(0.84%)	0.72%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%

The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Key Fund Statistics

Total Net Assets	$36,167,736
# of Portfolio Holdings	181
Portfolio Turnover Rate	23%

Semi-Annual Shareholder Report - June 30, 2024

Value Line Core Bond Fund

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

U.S. Treasury Notes, 4.500% , 07/15/26	2.6%
FNMA Pool #FM9834, 3.500% , 06/01/49	2.5%
FNMA Pool #BX7762, 5.000% , 03/01/53	2.5%
FHLMC Pool #SD8256, 4.000% , 10/01/52	2.5%
U.S. Treasury Notes, 4.000% , 02/15/34	2.3%
U.S. Treasury Notes, 3.375% , 05/15/33	2.2%
U.S. Treasury Bonds, 2.875% , 05/15/43	2.1%
U.S. Treasury Notes, 4.625% , 02/28/26	2.1%
U.S. Treasury Bonds, 3.000% , 02/15/48	2.0%
FNMA Pool #MA5106, 5.000% , 08/01/53	2.0%

Asset Allocation (% of Net Assets)

Value	Value
Bonds & Notes	97.5%
Cash & Other Assets - Net	2.5%

Bonds & Notes Sectors (% of All Bonds & Notes)*

Value	Value
Utilities	1.2%
Commercial Mortgage-Backed Securities	1.7%
Industrial	1.8%
Basic Materials	1.9%
Collateralized Mortgage Obligations	2.3%
Communications	3.1%
Technology	3.1%
Consumer, Cyclical	3.3%
Energy	4.1%
Consumer, Non-cyclical	6.3%
Financial	11.5%
Residential Mortgage-Backed Securities	28.9%
Government	30.8%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please scan the QR code, visit , email to investorservices@vlfunds.com or call us at 800-243-2729.

Value Line Core Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

(b)	Not Applicable

Item 2	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable.

Item 6.	Investments

Not Applicable

Item 7.	Financial Statements

(a)	A copy of the Semi-Annual Financial Statements and Other Information for the period ended 6/30/24 is included with this Form.

Semi-Annual Financial Statements and Other Information June 30, 2024 (Unaudited) Equity Funds Value Line Small Cap Opportunities Fund, Inc. Investor Class (VLEOX) Institutional Class (VLEIX) Value Line Mid Cap Focused Fund, Inc. Investor Class (VLIFX) Institutional Class (VLMIX) Value Line Select Growth Fund, Inc. Investor Class (VALSX) Institutional Class (VILSX) Value Line Larger Companies Focused Fund, Inc. Investor Class (VALLX) Institutional Class (VLLIX) Allocation Funds Value Line Asset Allocation Fund, Inc. Investor Class (VLAAX) Institutional Class (VLAIX) Value Line Capital Appreciation Fund, Inc. Investor Class (VALIX) Institutional Class (VLIIX) Go Paperless VLFunds.com/edelivery Fixed Income Fund Value Line Core Bond Fund This unaudited report is issued for information to Investor Class (VAGIX) shareholders. It is not au thorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)	June 30, 2024

Shares		Value
COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 10.1%
	APPAREL 1.7%
71,700	Crocs, Inc.(1)	$10,463,898

	ENGINEERING & CONSTRUCTION 1.5%
24,400	TopBuild Corp.(1)	9,400,588

	ENTERTAINMENT 2.3%
102,272	Churchill Downs, Inc.	14,277,171

	HOME BUILDERS 1.2%
20,800	Cavco Industries, Inc.(1)	7,200,336

	RETAIL 3.4%
16,915	Group 1 Automotive, Inc.	5,028,491
41,600	Texas Roadhouse, Inc.	7,143,136
21,800	Wingstop, Inc.	9,213,988

		21,385,615

		62,727,608

CONSUMER STAPLES 4.1%
	FOOD 4.1%
68,800	J & J Snack Foods Corp.	11,171,056
5,600	Lancaster Colony Corp.	1,058,232
130,600	Post Holdings, Inc.(1)	13,603,296

		25,832,584

FINANCIALS 10.1%
	BANKS 1.6%
206,496	First Financial Bankshares, Inc.	6,097,827
38,900	Walker & Dunlop, Inc.	3,819,980

		9,917,807

	DIVERSIFIED FINANCIALS 1.4%
104,422	Stifel Financial Corp.	8,787,111

	INSURANCE 7.1%
60,000	Assured Guaranty Ltd.	4,629,000
44,400	Primerica, Inc.	10,504,152
131,900	RLI Corp.	18,557,011
110,193	Selective Insurance Group, Inc.	10,339,409

		44,029,572

		62,734,490

HEALTHCARE 7.3%
	HEALTHCARE PRODUCTS 0.5%
18,100	Penumbra, Inc.(1)	3,257,457

	HEALTHCARE SERVICES 6.8%
19,000	Chemed Corp.	10,309,020
126,700	Ensign Group, Inc.	15,671,523
22,100	Medpace Holdings, Inc.(1)	9,101,885
75,600	US Physical Therapy, Inc.	6,986,952

		42,069,380

		45,326,837

INDUSTRIALS 44.7%
	BUILDING MATERIALS 6.0%
208,500	AAON, Inc.	18,189,540
26,500	Lennox International, Inc.	14,176,970
64,000	Trex Co., Inc.(1)	4,743,680

		37,110,190

Shares		Value
COMMON STOCKS 97.2% (continued)
INDUSTRIALS 44.7% (continued)
	COMMERCIAL SERVICES 2.7%
48,500	FTI Consulting, Inc.(1)	$10,453,205
63,300	TriNet Group, Inc.	6,330,000

		16,783,205

	COMPUTERS 7.0%
45,000	CACI International, Inc. Class A(1)	19,355,850
513,500	ExlService Holdings, Inc.(1)	16,103,360
11,966	MAXIMUS, Inc.	1,025,486
59,600	Science Applications International Corp.	7,005,980

		43,490,676

	DISTRIBUTION/WHOLESALE 1.0%
51,100	SiteOne Landscape Supply, Inc.(1)(2)	6,204,051

	ELECTRICAL EQUIPMENT 1.4%
37,000	Acuity Brands, Inc.	8,933,280

	ELECTRONICS 2.6%
93,000	Woodward, Inc.	16,217,340

	ENGINEERING & CONSTRUCTION 8.9%
80,600	Comfort Systems USA, Inc.	24,512,072
42,600	EMCOR Group, Inc.	15,552,408
162,600	Exponent, Inc.	15,466,512

		55,530,992

	HAND/MACHINE TOOLS 2.5%
24,300	Franklin Electric Co., Inc.	2,340,576
70,200	MSA Safety, Inc.	13,175,838

		15,516,414

	MACHINERY - DIVERSIFIED 4.2%
23,300	Applied Industrial Technologies, Inc.	4,520,200
27,800	Kadant, Inc.	8,167,084
71,647	Watts Water Technologies, Inc. Class A	13,137,911

		25,825,195

	METAL FABRICATE/HARDWARE 2.3%
52,500	RBC Bearings, Inc.(1)(2)	14,163,450

	MISCELLANEOUS MANUFACTURERS 4.4%
19,400	Carlisle Cos., Inc.	7,861,074
13,200	Enpro, Inc.	1,921,524
208,803	Federal Signal Corp.	17,470,547

		27,253,145

	RETAIL 0.3%
48,600	Rush Enterprises, Inc. Class A	2,034,882

	TRANSPORTATION 1.0%
33,800	Landstar System, Inc.	6,235,424

	TRUCKING & LEASING 0.4%
16,800	GATX Corp.	2,223,648

		277,521,892

INFORMATION TECHNOLOGY 16.3%
	COMMERCIAL SERVICES 0.7%
41,900	Alarm.com Holdings, Inc.(1)	2,662,326
20,100	ASGN, Inc.(1)	1,772,217

		4,434,543

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 97.2% (continued)
INFORMATION TECHNOLOGY 16.3% (continued)
	COMPUTERS 2.6%
60,800	Crane NXT Co.(2)	$3,734,336
46,500	Insight Enterprises, Inc.(1)(2)	9,223,740
21,700	Qualys, Inc.(1)	3,094,420

		16,052,496

	ELECTRICAL EQUIPMENT 0.1%
3,000	Littelfuse, Inc.	766,770

	ELECTRONICS 2.8%
81,700	Badger Meter, Inc.	15,224,795
21,400	TD SYNNEX Corp.	2,469,560

		17,694,355

	INTERNET 1.7%
139,000	ePlus, Inc.(1)	10,241,520

	MISCELLANEOUS MANUFACTURERS 2.8%
70,200	Fabrinet(1)	17,184,258

	SOFTWARE 5.6%
39,449	Appfolio, Inc. Class A(1)	9,648,042
104,500	SPS Commerce, Inc.(1)	19,662,720
76,400	Workiva, Inc.(1)	5,576,436

		34,887,198

		101,261,140

MATERIALS 3.9%
	CHEMICALS 1.4%
32,500	Balchem Corp.	5,003,375
22,300	Quaker Chemical Corp.	3,784,310

		8,787,685

	IRON/STEEL 0.7%
41,000	Carpenter Technology Corp.	4,492,780

Shares		Value
COMMON STOCKS 97.2% (continued)
MATERIALS 3.9% (continued)
	PACKAGING & CONTAINERS 1.8%
28,200	AptarGroup, Inc.	$3,970,842
172,600	Silgan Holdings, Inc.	7,306,158

		11,277,000

		24,557,465

UTILITIES 0.7%
	WATER 0.7%
59,900	American States Water Co.	4,346,943

TOTAL COMMON STOCKS (Cost $326,237,275)		604,308,959

SHORT-TERM INVESTMENTS 2.9%
	MONEY MARKET FUNDS 2.9%
17,820,371	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(3)	17,820,371

TOTAL SHORT-TERM INVESTMENTS (Cost $17,820,371)		17,820,371

TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $344,057,646)		$622,129,330

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(704,365)

NET ASSETS 100.0%		$621,424,965

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2024, the market value of the securities on loan was $19,827,338.
(3)	Rate reflects 7 day yield as of June 30, 2024.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2024 (See Note 1(B)):

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$604,308,959	$—	$—	$604,308,959
Short-Term Investments	17,820,371	—	—	17,820,371

Total Investments in Securities	$622,129,330	$—	$—	$622,129,330

*	See Schedule of Investments for further breakdown by category.

See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)	June 30, 2024

Shares		Value
COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 4.6%
	DISTRIBUTION/WHOLESALE 2.9%
152,461	Pool Corp.	$46,855,839

	ENTERTAINMENT 1.7%
194,490	Churchill Downs, Inc.	27,150,804

		74,006,643

CONSUMER STAPLES 1.4%
	FOOD 0.4%
36,300	J & J Snack Foods Corp.	5,894,031

	RETAIL 1.0%
43,200	Casey’s General Stores, Inc.	16,483,392

		22,377,423

FINANCIALS 11.7%
	INSURANCE 6.5%
385,692	American Financial Group, Inc.	47,447,831
711,004	W R Berkley Corp.	55,870,694

		103,318,525

	SOFTWARE 5.2%
66,708	Jack Henry & Associates, Inc.	11,074,862
149,503	MSCI, Inc.	72,023,070

		83,097,932

		186,416,457

HEALTHCARE 19.6%
	ELECTRONICS 1.2%
14,100	Mettler-Toledo International, Inc.(1)	19,706,019

	HEALTHCARE PRODUCTS 8.7%
76,000	IDEXX Laboratories, Inc.(1)	37,027,200
254,600	STERIS PLC	55,894,884
137,616	West Pharmaceutical Services, Inc.	45,329,334

		138,251,418

	HEALTHCARE SERVICES 9.7%
81,800	Chemed Corp.	44,383,044
150,100	ICON PLC(1)	47,051,847
296,000	IQVIA Holdings, Inc.(1)	62,586,240

		154,021,131

		311,978,568

INDUSTRIALS 23.9%
	AEROSPACE/DEFENSE 9.2%
366,593	HEICO Corp.	81,973,861
51,300	TransDigm Group, Inc.	65,541,393

		147,515,254

	BUILDING MATERIALS 4.6%
138,500	Lennox International, Inc.	74,094,730

	COMMERCIAL SERVICES 3.4%
57,193	Cintas Corp.	40,049,970
284,655	Rollins, Inc.	13,888,318

		53,938,288

	COMPUTERS 0.4%
15,200	CACI International, Inc. Class A(1)	6,537,976

	DISTRIBUTION/WHOLESALE 0.7%
24,600	Watsco, Inc.	11,395,704

Shares		Value
COMMON STOCKS 96.2% (continued)
INDUSTRIALS 23.9% (continued)
	ENGINEERING & CONSTRUCTION 0.9%
143,200	Exponent, Inc.	$13,621,184

	ENVIRONMENTAL CONTROL 4.7%
425,637	Waste Connections, Inc.	74,639,704

		381,742,840

INFORMATION TECHNOLOGY 33.6%
	COMMERCIAL SERVICES 4.4%
155,700	Gartner, Inc.(1)	69,918,642

	COMPUTERS 2.1%
237,410	CGI, Inc.(1)	23,695,892
57,860	EPAM Systems, Inc.(1)	10,884,045

		34,579,937

	INTERNET 5.1%
361,700	CDW Corp.	80,962,928

	MISCELLANEOUS MANUFACTURERS 0.9%
37,000	Teledyne Technologies, Inc.(1)	14,355,260

	SEMICONDUCTORS 5.1%
99,674	Monolithic Power Systems, Inc.	81,900,132

	SOFTWARE 13.4%
18,900	ANSYS, Inc.(1)	6,076,350
149,600	Cadence Design Systems, Inc.(1)	46,039,400
44,000	Fair Isaac Corp.(1)	65,501,040
19,400	Roper Technologies, Inc.	10,935,004
169,641	Tyler Technologies, Inc.(1)	85,292,102

		213,843,896

	TELECOMMUNICATIONS 2.6%
67,000	Motorola Solutions, Inc.	25,865,350
89,000	Nice Ltd. ADR(1)(2)	15,305,330

		41,170,680

		536,731,475

MATERIALS 1.4%
	PACKAGING & CONTAINERS 1.4%
152,900	AptarGroup, Inc.	21,529,849

TOTAL COMMON STOCKS (Cost $1,149,971,443)		1,534,783,255

SHORT-TERM INVESTMENTS 2.8%
	MONEY MARKET FUNDS 2.8%
43,799,683	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(3)	43,799,683
1,000,773	State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,000,773

		44,800,456

TOTAL SHORT-TERM INVESTMENTS (Cost $44,800,456)		44,800,456

TOTAL INVESTMENTS IN SECURITIES 99.0% (Cost $1,194,771,899)		$1,579,583,711

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.0%		16,506,687

NET ASSETS 100.0%		$1,596,090,398

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2024, the market value of the securities on loan was $15,089,336.
(3)	Rate reflects 7 day yield as of June 30, 2024.
(4)

Securities with an aggregate market value of $15,089,336 were out on loan in exchange for $1,000,773 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle.

ADR	American Depositary Receipt.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2024 (See Note 1(B)):

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,534,783,255	$—	$—	$1,534,783,255
Short-Term Investments	44,800,456	—	—	44,800,456

Total Investments in Securities	$1,579,583,711	$—	$—	$1,579,583,711

*	See Schedule of Investments for further breakdown by category.

See Notes to Financial Statements.

Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)	June 30, 2024

Shares		Value
COMMON STOCKS 99.0%
CONSUMER STAPLES 6.7%
	RETAIL 6.7%
33,800	Costco Wholesale Corp.	$28,729,662

FINANCIALS 17.4%
	COMMERCIAL SERVICES 3.2%
30,573	S&P Global, Inc.	13,635,558

	DIVERSIFIED FINANCIALS 8.0%
116,889	Intercontinental Exchange, Inc.	16,000,935
42,100	MasterCard, Inc. Class A	18,572,836

		34,573,771

	INSURANCE 5.6%
18,000	Aon PLC Class A	5,284,440
12,400	Arthur J Gallagher & Co.	3,215,444
74,700	Marsh & McLennan Cos., Inc.	15,740,784

		24,240,668

	SOFTWARE 0.6%
5,600	MSCI, Inc.	2,697,800

		75,147,797

HEALTHCARE 15.5%
	HEALTHCARE PRODUCTS 13.4%
54,600	Danaher Corp.	13,641,810
23,400	IDEXX Laboratories, Inc.(1)	11,400,480
47,673	Stryker Corp.	16,220,738
29,400	Thermo Fisher Scientific, Inc.	16,258,200

		57,521,228

	PHARMACEUTICALS 2.1%
53,000	Zoetis, Inc.	9,188,080

		66,709,308

INDUSTRIALS 25.7%
	AEROSPACE/DEFENSE 7.2%
24,357	TransDigm Group, Inc.	31,118,747

	BUILDING MATERIALS 1.5%
19,000	Trane Technologies PLC	6,249,670

	COMMERCIAL SERVICES 7.4%
45,477	Cintas Corp.	31,845,724

	ENVIRONMENTAL CONTROL 5.8%
81,800	Republic Services, Inc.	15,897,012
51,700	Waste Connections, Inc.	9,066,112

		24,963,124

Shares		Value
COMMON STOCKS 99.0% (continued)
INDUSTRIALS 25.7% (continued)
	TRANSPORTATION 3.8%
72,800	Union Pacific Corp.	$16,471,728

		110,648,993

INFORMATION TECHNOLOGY 32.8%
	COMPUTERS 4.9%
70,200	Accenture PLC Class A	21,299,382

	SOFTWARE 23.7%
18,000	Adobe, Inc.(1)	9,999,720
59,000	Cadence Design Systems, Inc.(1)	18,157,250
25,700	Intuit, Inc.	16,890,297
28,069	Roper Technologies, Inc.	15,821,373
44,400	Salesforce, Inc.	11,415,240
23,639	ServiceNow, Inc.(1)	18,596,092
18,800	Synopsys, Inc.(1)	11,187,128

		102,067,100

	TELECOMMUNICATIONS 4.2%
47,000	Motorola Solutions, Inc.	18,144,350

		141,510,832

MATERIALS 0.9%
	CHEMICALS 0.9%
17,100	Ecolab, Inc.	4,069,800

TOTAL COMMON STOCKS (Cost $185,114,458)		426,816,392

SHORT-TERM INVESTMENTS 1.1%
	MONEY MARKET FUNDS 1.1%
4,802,934	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(2)	4,802,934

TOTAL SHORT-TERM INVESTMENTS (Cost $4,802,934)		4,802,934

TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $189,917,392)		$431,619,326

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(482,424)

NET ASSETS 100.0%		$431,136,902

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of June 30, 2024.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2024 (See Note 1(B)):

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$426,816,392	$—	$—	$426,816,392
Short-Term Investments	4,802,934	—	—	4,802,934

Total Investments in Securities	$431,619,326	$—	$—	$431,619,326

*	See Schedule of Investments for further breakdown by category.

See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 19.4%
	INTERNET 19.4%
95,000	Alphabet, Inc. Class A	$17,304,250
230,000	Match Group, Inc.(1)(2)	6,987,400
47,000	Meta Platforms, Inc. Class A	23,698,340
16,000	Netflix, Inc.(1)	10,798,080
72,000	Roku, Inc.(1)	4,314,960
390,000	Snap, Inc. Class A(1)	6,477,900

		69,580,930

CONSUMER DISCRETIONARY 14.8%
	AUTO MANUFACTURERS 3.0%
420,000	Rivian Automotive, Inc. Class A(1)(2)	5,636,400
26,000	Tesla, Inc.(1)	5,144,880

		10,781,280

	ENTERTAINMENT 1.8%
170,000	DraftKings, Inc. Class A(1)	6,488,900

	INTERNET 8.8%
50,000	Alibaba Group Holding Ltd. ADR(2)	3,600,000
97,000	Amazon.com, Inc.(1)	18,745,250
2,300	Booking Holdings, Inc.	9,111,450

		31,456,700

	RETAIL 1.2%
15,000	Lululemon Athletica, Inc.(1)	4,480,500

		53,207,380

ENERGY 1.6%
	OIL & GAS 1.6%
28,000	Diamondback Energy, Inc.	5,605,320

FINANCIALS 7.5%
	COMMERCIAL SERVICES 0.9%
58,000	PayPal Holdings, Inc.(1)	3,365,740

	DIVERSIFIED FINANCIALS 4.9%
33,000	Coinbase Global, Inc. Class A(1)	7,333,590
39,000	Visa, Inc. Class A	10,236,330

		17,569,920

	INTERNET 1.7%
260,000	Robinhood Markets, Inc. Class A(1)	5,904,600

		26,840,260

HEALTHCARE 10.1%
	BIOTECHNOLOGY 6.5%
66,000	BioMarin Pharmaceutical, Inc.(1)	5,433,780
305,000	Exelixis, Inc.(1)	6,853,350
23,000	Vertex Pharmaceuticals, Inc.(1)	10,780,560

		23,067,690

	HEALTHCARE PRODUCTS 2.1%
180,000	Exact Sciences Corp.(1)	7,605,000

	PHARMACEUTICALS 1.5%
48,000	DexCom, Inc.(1)	5,442,240

		36,114,930

INDUSTRIALS 6.2%
	INTERNET 6.2%
305,000	Uber Technologies, Inc.(1)	22,167,400

Shares		Value
COMMON STOCKS 99.7% (continued)
INFORMATION TECHNOLOGY 40.1%
	COMPUTERS 5.6%
33,000	Apple, Inc.	$6,950,460
34,000	Crowdstrike Holdings, Inc. Class A(1)	13,028,460

		19,978,920

	INTERNET 3.5%
80,000	Okta, Inc.(1)	7,488,800
76,000	Shopify, Inc. Class A(1)	5,019,800

		12,508,600

	SEMICONDUCTORS 15.3%
89,000	Advanced Micro Devices, Inc.(1)	14,436,690
327,000	NVIDIA Corp.	40,397,580

		54,834,270

	SOFTWARE 15.7%
14,000	Adobe, Inc.(1)	7,777,560
6,000	Intuit, Inc.	3,943,260
32,500	Microsoft Corp.	14,525,875
6,000	MicroStrategy, Inc. Class A(1)(2)	8,264,880
32,000	Salesforce, Inc.	8,227,200
10,000	ServiceNow, Inc.(1)	7,866,700
25,000	Workday, Inc. Class A(1)	5,589,000

		56,194,475

		143,516,265

TOTAL COMMON STOCKS (Cost $196,176,347)		357,032,485

SHORT-TERM INVESTMENTS 0.8%
	MONEY MARKET FUNDS 0.8%
1,680,165	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(3)	1,680,165
1,162,318	State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,162,318

		2,842,483

TOTAL SHORT-TERM INVESTMENTS (Cost $2,842,483)		2,842,483

TOTAL INVESTMENTS IN SECURITIES 100.5% (Cost $199,018,830)		$359,874,968

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.5)%		(1,689,992)

NET ASSETS 100.0%		$358,184,976

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2024, the market value of the securities on loan was $23,862,879.
(3)	Rate reflects 7 day yield as of June 30, 2024.
(4)

Securities with an aggregate market value of $23,862,879 were out on loan in exchange for $1,162,318 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle.

ADR	American Depositary Receipt.

See Notes to Financial Statements.

June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2024 (See Note 1(B)):

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$357,032,485	$—	$—	$357,032,485
Short-Term Investments	2,842,483	—	—	2,842,483

Total Investments in Securities	$359,874,968	$—	$—	$359,874,968

*	See Schedule of Investments for further breakdown by category.

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 65.4%
CONSUMER DISCRETIONARY 1.2%
	DISTRIBUTION/WHOLESALE 1.2%
34,800	Pool Corp.	$10,695,084

CONSUMER STAPLES 2.8%
	RETAIL 2.8%
30,000	Costco Wholesale Corp.	25,499,700

FINANCIALS 11.5%
	COMMERCIAL SERVICES 1.6%
33,619	S&P Global, Inc.	14,994,074

	DIVERSIFIED FINANCIALS 2.7%
180,944	Intercontinental Exchange, Inc.	24,769,424

	INSURANCE 6.2%
70,100	American Financial Group, Inc.	8,623,702
57,300	Marsh & McLennan Cos., Inc.	12,074,256
75,100	RLI Corp.	10,565,819
332,256	W R Berkley Corp.	26,108,677

		57,372,454

	SOFTWARE 1.0%
18,600	MSCI, Inc.	8,960,550

		106,096,502

HEALTHCARE 6.5%
	HEALTHCARE PRODUCTS 4.1%
26,812	IDEXX Laboratories, Inc.(1)	13,062,806
72,371	Stryker Corp.	24,624,233

		37,687,039

	HEALTHCARE SERVICES 1.3%
22,699	Chemed Corp.	12,316,023

	PHARMACEUTICALS 1.1%
60,000	Zoetis, Inc.	10,401,600

		60,404,662

INDUSTRIALS 17.1%
	AEROSPACE/DEFENSE 5.1%
16,400	HEICO Corp.(2)	3,667,204
34,000	TransDigm Group, Inc.	43,438,740

		47,105,944

	BUILDING MATERIALS 0.6%
9,500	Lennox International, Inc.	5,082,310

	COMMERCIAL SERVICES 4.8%
63,500	Cintas Corp.	44,466,510

	ENGINEERING & CONSTRUCTION 0.4%
39,300	Exponent, Inc.	3,738,216

	ENVIRONMENTAL CONTROL 4.0%
192,627	Republic Services, Inc.	37,435,131

	TRANSPORTATION 2.2%
91,300	Union Pacific Corp.	20,657,538

		158,485,649

INFORMATION TECHNOLOGY 26.3%
	COMMERCIAL SERVICES 1.7%
36,000	Gartner, Inc.(1)	16,166,160

	COMPUTERS 3.5%
43,751	Accenture PLC Class A	13,274,491

Shares		Value
COMMON STOCKS 65.4% (continued)
INFORMATION TECHNOLOGY 26.3% (continued)
	COMPUTERS 3.5% (continued)
146,900	CGI, Inc.(1)	$14,662,089
21,800	EPAM Systems, Inc.(1)	4,100,798

		32,037,378

	INTERNET 0.5%
22,000	CDW Corp.	4,924,480

	SOFTWARE 18.6%
38,400	Adobe, Inc.(1)	21,332,736
72,700	Cadence Design Systems, Inc.(1)	22,373,425
17,200	Fair Isaac Corp.(1)	25,604,952
24,810	Intuit, Inc.	16,305,380
36,100	Roper Technologies, Inc.	20,348,126
30,525	ServiceNow, Inc.(1)	24,013,102
25,800	Synopsys, Inc.(1)	15,352,548
52,737	Tyler Technologies, Inc.(1)	26,515,109

		171,845,378

	TELECOMMUNICATIONS 2.0%
48,100	Motorola Solutions, Inc.	18,569,005

		243,542,401

TOTAL COMMON STOCKS (Cost $312,765,658)		604,723,998

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
$1,848,998	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.44%, 3/25/43(3)(4)	1,882,333
1,873,039	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.64%, 1/25/43(3)(4)	1,920,882
1,918,977	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.64%, 5/25/43(3)(4)	1,971,849

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,659,102)		5,775,064

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.7%
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,191,188
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,512,516
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	720,636
1,490,950	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,435,489
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(3)(4)	227,801
102,875	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	95,390
1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	827,725

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $6,782,674)		6,010,745

See Notes to Financial Statements.

June 30, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 11.8%
BASIC MATERIALS 0.6%
	CHEMICALS 0.1%
$1,200,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	$1,192,613

	IRON/STEEL 0.2%
1,200,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29	1,148,301
1,200,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	1,062,473

		2,210,774

	MINING 0.3%
1,265,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	1,216,945
1,200,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	1,000,223

		2,217,168

		5,620,555

COMMUNICATIONS 1.1%
	INTERNET 0.3%
1,350,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	1,216,865
1,300,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	1,293,367

		2,510,232

	MEDIA 0.1%
1,200,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,161,702

	TELECOMMUNICATIONS 0.7%
1,240,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	985,982
1,200,000	Bell Canada Co., Guaranteed Notes, 5.10%, 5/11/33	1,176,825
1,200,000	Cisco Systems, Inc., 5.50%, 1/15/40	1,218,126
1,250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	1,051,212
1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,145,481
1,200,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	936,180

		6,513,806

		10,185,740

CONSUMER, CYCLICAL 1.0%
	AUTO MANUFACTURERS 0.3%
1,250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31	1,251,392
1,250,000	General Motors Financial Co., Inc., 5.80%, 1/7/29	1,261,125

		2,512,517

	LODGING 0.2%
1,250,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	1,236,795
1,250,000	Marriott International, Inc., 4.90%, 4/15/29	1,236,665

		2,473,460

Principal Amount		Value
CORPORATE BONDS & NOTES 11.8% (continued)
CONSUMER, CYCLICAL 1.0% (continued)
	RETAIL 0.5%
$1,150,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	$1,105,421
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	983,848
1,300,000	McDonald’s Corp., Senior Unsecured Notes, 4.60%, 9/9/32	1,256,013
1,200,000	TJX Cos., Inc., 2.25%, 9/15/26	1,130,636

		4,475,918

		9,461,895

CONSUMER, NON-CYCLICAL 1.9%
	BEVERAGES 0.2%
1,225,000	Constellation Brands, Inc., 2.25%, 8/1/31	1,005,489
1,225,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	1,139,913

		2,145,402

	BIOTECHNOLOGY 0.4%
1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,122,431
1,200,000	Gilead Sciences, Inc., 4.60%, 9/1/35	1,133,771
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	1,008,923

		3,265,125

	COMMERCIAL SERVICES 0.1%
1,200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	1,135,724

	HEALTHCARE PRODUCTS 0.3%
1,200,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	991,064
1,300,000	Stryker Corp., 3.38%, 11/1/25	1,265,151

		2,256,215

	HEALTHCARE SERVICES 0.3%
1,250,000	Elevance Health, Inc., 4.75%, 2/15/33	1,207,090
1,250,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	1,245,774

		2,452,864

	PHARMACEUTICALS 0.6%
1,310,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	1,248,753
1,250,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	1,202,624
1,200,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	1,145,978
1,200,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	1,035,400
1,250,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	1,205,647

		5,838,402

		17,093,732

ENERGY 1.3%
	OIL & GAS 0.7%
1,250,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	1,244,707

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 11.8% (continued)
ENERGY 1.3% (continued)
	OIL & GAS 0.7% (continued)
$1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	$1,291,924
1,250,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27(2)	1,222,175
1,200,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	1,196,952
1,200,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	1,195,286

		6,151,044

	PIPELINES 0.6%
1,275,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	1,270,098
1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	992,004
1,275,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	1,151,576
1,250,000	Kinder Morgan, Inc., 5.20%, 6/1/33	1,212,911
1,250,000	Targa Resources Corp., 6.50%, 3/30/34	1,323,664

		5,950,253

		12,101,297

FINANCIAL 3.8%
	BANKS 1.9%
1,250,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(2)(4)	1,221,776
1,250,000	Bank of New York Mellon Corp., (SOFR + 1.51%), 4.71%, 2/1/34(4)	1,195,785
1,200,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.24%, 6/28/27	1,198,091
1,250,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 2.09%), 4.91%, 5/24/33(4)	1,200,325
1,200,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	1,117,821
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	1,168,926
1,325,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	1,290,898
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(4)	953,268
1,250,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(2)(4)	1,326,862
1,200,000	National Australia Bank Ltd., 5.20%, 5/13/25	1,197,784
1,200,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	1,202,805
1,200,000	Regions Financial Corp., Senior Unsecured Notes, (SOFR + 1.49%), 5.72%, 6/6/30(4)	1,199,284
1,200,000	Royal Bank of Canada, 5.00%, 2/1/33	1,182,784
1,250,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.07%), 5.71%, 4/22/28(4)	1,260,816
1,300,000	Wells Fargo & Co., (SOFR + 2.13%), 4.61%, 4/25/53(4)	1,111,047

		17,828,272

Principal Amount		Value
CORPORATE BONDS & NOTES 11.8% (continued)
FINANCIAL 3.8% (continued)
	DIVERSIFIED FINANCIALS 0.5%
$1,275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	$1,201,023
1,200,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	1,170,334
1,250,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	1,201,740
1,200,000	Synchrony Financial, 4.88%, 6/13/25(2)	1,187,903

		4,761,000

	INSURANCE 0.3%
1,325,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	1,231,154
1,200,000	CNA Financial Corp., 3.45%, 8/15/27	1,136,883

		2,368,037

	REITS 1.1%
1,200,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	1,174,423
1,200,000	American Tower Corp., 5.50%, 3/15/28	1,207,082
1,300,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	1,231,656
1,250,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	1,047,156
1,200,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	1,174,588
1,250,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	1,104,588
1,250,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	1,003,247
1,225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	1,184,272
1,300,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,285,039

		10,412,051

		35,369,360

INDUSTRIAL 0.6%
	AEROSPACE/DEFENSE 0.1%
1,250,000	RTX Corp., 4.50%, 6/1/42	1,082,639

	ELECTRONICS 0.3%
1,200,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	985,160
1,250,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	1,238,373

		2,223,533

	MISCELLANEOUS MANUFACTURERS 0.1%
1,200,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	1,078,556

	TRANSPORTATION 0.1%
1,300,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	907,768

		5,292,496

TECHNOLOGY 1.1%
	COMPUTERS 0.4%
1,250,000	Apple, Inc., 4.65%, 2/23/46	1,152,051
1,250,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34	1,236,852

See Notes to Financial Statements.

June 30, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 11.8% (continued)
TECHNOLOGY 1.1% (continued)
	COMPUTERS 0.4% (continued)
$1,200,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	$1,004,875

		3,393,778

	SEMICONDUCTORS 0.4%
1,265,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41(2)	891,349
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,144,970
1,200,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	1,197,296
1,250,000	NVIDIA Corp., 3.50%, 4/1/40	1,035,097

		4,268,712

	SOFTWARE 0.3%
1,250,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	1,095,189
1,275,000	Oracle Corp., 6.25%, 11/9/32	1,349,474

		2,444,663

		10,107,153

UTILITIES 0.4%
	ELECTRIC 0.4%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	1,192,189
1,200,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29	1,196,586
1,200,000	Southern Co., 5.70%, 3/15/34	1,220,024

		3,608,799

TOTAL CORPORATE BONDS & NOTES (Cost $114,411,328)		108,841,027

LONG-TERM MUNICIPAL SECURITIES 0.9%
	CALIFORNIA 0.4%
1,000,000	City of Los Angeles, Series A, GO, 3.55%, 9/1/31	946,711
1,200,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	1,140,796
1,250,000	State of California, GO, 5.70%, 10/1/32	1,312,923

		3,400,430

	MICHIGAN 0.1%
1,200,000	University of Michigan, 5.18%, 4/1/35	1,185,651

	NEW YORK 0.2%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,238,866

	OREGON 0.1%
1,100,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	845,116

	TEXAS 0.1%
1,250,000	City of Austin Electric Utility Revenue, Series A, 2.84%, 11/15/27	1,176,852

TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $8,198,885)		7,846,915

RESIDENTIAL MORTGAGE-BACKED SECURITIES 9.0%
31,213	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	28,940

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 9.0% (continued)
$4,058	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	$3,725
941,038	FHLMC Pool #QB2462, 3.00%, 8/1/50	809,019
1,802,051	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,546,440
7,404,415	FHLMC Pool #QF1236, 4.50%, 10/1/52	6,990,277
2,735,093	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,645,278
766,038	FHLMC Pool #RA6817, 2.50%, 2/1/52	630,345
744,536	FHLMC Pool #RB5022, 3.00%, 11/1/39	669,269
645,081	FHLMC Pool #SD7514, 3.50%, 4/1/50	579,183
1,910,003	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,641,066
774,552	FHLMC Pool #SD8196, 3.50%, 2/1/52	688,748
6,632,862	FHLMC Pool #SD8256, 4.00%, 10/1/52	6,069,802
817,884	FHLMC Pool #ZS4647, 3.50%, 1/1/46	740,755
1,291,629	FNMA Pool #AS0516, 3.00%, 9/1/43	1,138,978
200,250	FNMA Pool #AX9528, 3.50%, 2/1/45	181,496
27,052	FNMA Pool #AZ6194, 3.50%, 10/1/45	24,534
1,150,103	FNMA Pool #BM3634, 3.50%, 5/1/47	1,041,000
1,005,697	FNMA Pool #BP5709, 2.50%, 5/1/50	828,844
2,254,309	FNMA Pool #BX7762, 5.00%, 3/1/53	2,184,387
762,449	FNMA Pool #CA5540, 3.00%, 4/1/50	658,909
4,862,528	FNMA Pool #CB2403, 2.50%, 12/1/51	3,976,631
7,476,816	FNMA Pool #CB5892, 4.50%, 3/1/53	7,058,977
2,415,778	FNMA Pool #FM2202, 4.00%, 12/1/48	2,248,372
995,271	FNMA Pool #FM3254, 3.50%, 5/1/49	903,928
955,068	FNMA Pool #FM4140, 2.50%, 9/1/50	794,060
974,957	FNMA Pool #FM9509, 3.00%, 11/1/36	903,819
1,235,135	FNMA Pool #FM9760, 3.50%, 11/1/51	1,101,537
1,782,271	FNMA Pool #FM9834, 3.50%, 6/1/49	1,607,822
1,454,982	FNMA Pool #FM9939, 4.00%, 1/1/52	1,333,433
3,134,600	FNMA Pool #FS7252, MBS, 5.00%, 11/1/53	3,029,869
877,925	FNMA Pool #MA4055, 2.50%, 6/1/50	724,545
2,792,080	FNMA Pool #MA4078, 2.50%, 7/1/50	2,303,371
1,216,168	FNMA Pool #MA4222, 3.50%, 12/1/50	1,089,694
1,397,592	FNMA Pool #MA4494, 3.00%, 12/1/51	1,195,327
2,192,644	FNMA Pool #MA4495, 3.50%, 12/1/51	1,941,580
5,580,272	FNMA Pool #MA5106, 5.00%, 8/1/53	5,395,263
2,240,125	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	2,050,030
12,518	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	11,971
31,291	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	28,003
7,342,577	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	1,166,351
1,053,772	GNMA II Pool #MA3937, 3.50%, 9/20/46	959,778
710,587	GNMA II Pool #MA7054, 3.50%, 12/20/50	643,903
3,319,970	GNMA II Pool #MA7651, 3.50%, 10/20/51	2,987,454
6,085,521	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	5,115,097
2,924,795	GNMA II Pool #MA8945, 4.00%, 6/20/53	2,702,753
3,238,651	GNMA II Pool #MA9527, 5.00%, 3/20/54	3,130,566

TOTAL RESIDENTIAL MORTGAGE- BACKED SECURITIES (Cost $91,137,311)		83,505,129

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS 9.8%
$3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31	$3,371,345
5,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	4,499,023
7,000,000	U.S. Treasury Bonds, 2.75%, 11/15/42	5,364,570
7,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	6,315,859
5,000,000	U.S. Treasury Bonds, 3.00%, 2/15/48	3,804,492
3,000,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,938,984
2,000,000	U.S. Treasury Bonds, 2.25%, 2/15/52	1,274,063
4,000,000	U.S. Treasury Bonds, 2.88%, 5/15/52	2,931,719
4,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	3,403,906
3,000,000	U.S. Treasury Notes, 2.38%, 8/15/24	2,988,633
6,000,000	U.S. Treasury Notes, 3.00%, 9/30/25	5,853,750
6,000,000	U.S. Treasury Notes, 4.63%, 2/28/26	5,978,438
4,000,000	U.S. Treasury Notes, 1.63%, 5/15/26	3,776,562
7,500,000	U.S. Treasury Notes, 4.50%, 7/15/26	7,467,773
7,500,300	U.S. Treasury Notes, 2.25%, 8/15/27	7,007,800
2,000,000	U.S. Treasury Notes, 0.63%, 11/30/27	1,758,281
1,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	942,852
2,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,752,578
6,500,000	U.S. Treasury Notes, 1.50%, 2/15/30	5,578,828
2,000,000	U.S. Treasury Notes, 1.13%, 2/15/31	1,635,547
1,500,000	U.S. Treasury Notes, 2.75%, 8/15/32	1,334,824
7,000,000	U.S. Treasury Notes, 3.38%, 5/15/33	6,487,305
1,750,000	U.S. Treasury Notes, 3.88%, 8/15/33	1,683,555
4,000,000	U.S. Treasury Notes, 4.00%, 2/15/34	3,882,500

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,956,884)		91,033,187

Shares		Value
SHORT-TERM INVESTMENTS 2.1%
	MONEY MARKET FUNDS 2.1%
17,270,547	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(5)	17,270,547
2,535,710	State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,535,710

		19,806,257

TOTAL SHORT-TERM INVESTMENTS (Cost $19,806,257)		19,806,257

TOTAL INVESTMENTS IN SECURITIES 100.3% (Cost $652,718,099)		$927,542,322

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.3)%		(2,412,549)

NET ASSETS 100.0%		$925,129,773

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2024, the market value of the securities on loan was $12,649,075.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)

Floating or variable rate security. The rate disclosed is the rate in effect as of June 30, 2024. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.

(5)	Rate reflects 7 day yield as of June 30, 2024.
(6)

Securities with an aggregate market value of $12,649,075 were out on loan in exchange for $2,535,710 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle.

CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG State Aid Withholding.

See Notes to Financial Statements.

June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2024 (See Note 1(B)):

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$604,723,998	$—	$—	$604,723,998
Collateralized Mortgage Obligations	—	5,775,064	—	5,775,064
Commercial Mortgage-Backed Securities	—	6,010,745	—	6,010,745
Corporate Bonds & Notes*	—	108,841,027	—	108,841,027
Long-Term Municipal Securities*	—	7,846,915	—	7,846,915
Residential Mortgage-Backed Securities	—	83,505,129	—	83,505,129
U.S. Treasury Obligations	—	91,033,187	—	91,033,187
Short-Term Investments	19,806,257	—	—	19,806,257

Total Investments in Securities	$624,530,255	$303,012,067	$—	$927,542,322

*	See Schedule of Investments for further breakdown by category.

See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 65.3%
COMMUNICATION SERVICES 10.9%
	INTERNET 10.4%
74,000	Alphabet, Inc. Class A	$13,479,100
125,000	Match Group, Inc.(1)	3,797,500
32,000	Meta Platforms, Inc. Class A	16,135,040
10,500	Netflix, Inc.(1)	7,086,240
43,000	Roku, Inc.(1)	2,576,990
215,000	Snap, Inc. Class A(1)	3,571,150

		46,646,020

	MEDIA 0.5%
25,000	Walt Disney Co.	2,482,250

		49,128,270

CONSUMER DISCRETIONARY 9.0%
	APPAREL 0.4%
23,000	NIKE, Inc. Class B	1,733,510

	AUTO MANUFACTURERS 1.6%
280,000	Rivian Automotive, Inc. Class A(1)	3,757,600
18,000	Tesla, Inc.(1)	3,561,840

		7,319,440

	ENTERTAINMENT 0.7%
85,000	DraftKings, Inc. Class A(1)	3,244,450

	INTERNET 4.3%
30,000	Alibaba Group Holding Ltd. ADR(2)	2,160,000
62,000	Amazon.com, Inc.(1)	11,981,500
1,350	Booking Holdings, Inc.	5,348,025

		19,489,525

	LODGING 0.8%
16,000	Hilton Worldwide Holdings, Inc.	3,491,200

	RETAIL 1.2%
10,500	Lululemon Athletica, Inc.(1)	3,136,350
5,500	Ulta Beauty, Inc.(1)	2,122,285

		5,258,635

		40,536,760

CONSUMER STAPLES 1.1%
	BEVERAGES 0.8%
14,000	Constellation Brands, Inc. Class A	3,601,920

	COSMETICS/PERSONAL CARE 0.3%
12,000	Estee Lauder Cos., Inc. Class A	1,276,800

		4,878,720

ENERGY 1.9%
	OIL & GAS 1.9%
29,000	Diamondback Energy, Inc.	5,805,510
25,000	Exxon Mobil Corp.	2,878,000

		8,683,510

FINANCIALS 8.4%
	BANKS 2.6%
110,000	Bank of America Corp.	4,374,700
7,500	Goldman Sachs Group, Inc.	3,392,400
19,000	JPMorgan Chase & Co.	3,842,940

		11,610,040

Shares		Value
COMMON STOCKS 65.3% (continued)
FINANCIALS 8.4% (continued)
	COMMERCIAL SERVICES 0.5%
35,000	PayPal Holdings, Inc.(1)	$2,031,050

	DIVERSIFIED FINANCIALS 4.3%
20,000	Blackstone, Inc.	2,476,000
20,000	Coinbase Global, Inc. Class A(1)	4,444,600
27,000	Interactive Brokers Group, Inc. Class A	3,310,200
5,700	MasterCard, Inc. Class A	2,514,612
26,000	Visa, Inc. Class A	6,824,220

		19,569,632

	INTERNET 1.0%
190,000	Robinhood Markets, Inc. Class A(1)	4,314,900

		37,525,622

HEALTHCARE 6.5%
	BIOTECHNOLOGY 3.5%
50,000	BioMarin Pharmaceutical, Inc.(1)	4,116,500
240,000	Exelixis, Inc.(1)	5,392,800
13,000	Vertex Pharmaceuticals, Inc.(1)	6,093,360

		15,602,660

	HEALTHCARE PRODUCTS 1.0%
105,000	Exact Sciences Corp.(1)	4,436,250

	PHARMACEUTICALS 2.0%
27,000	DexCom, Inc.(1)	3,061,260
10,000	Madrigal Pharmaceuticals, Inc.(1)	2,801,600
500,000	Revance Therapeutics, Inc.(1)	1,285,000
12,000	Zoetis, Inc.	2,080,320

		9,228,180

		29,267,090

INDUSTRIALS 3.8%
	AIRLINES 0.6%
58,000	Delta Air Lines, Inc.	2,751,520

	INTERNET 3.2%
280,000	Lyft, Inc. Class A(1)	3,948,000
145,000	Uber Technologies, Inc.(1)	10,538,600

		14,486,600

		17,238,120

INFORMATION TECHNOLOGY 23.7%
	COMPUTERS 3.5%
50,000	Apple, Inc.	10,531,000
13,000	Crowdstrike Holdings, Inc. Class A(1)	4,981,470

		15,512,470

	INTERNET 1.5%
44,000	Okta, Inc.(1)	4,118,840
37,000	Shopify, Inc. Class A(1)	2,443,850

		6,562,690

	SEMICONDUCTORS 9.5%
35,000	Advanced Micro Devices, Inc.(1)	5,677,350
2,800	Broadcom, Inc.	4,495,484
32,000	Micron Technology, Inc.	4,208,960
170,000	NVIDIA Corp.	21,001,800
14,000	NXP Semiconductors NV	3,767,260

See Notes to Financial Statements.

June 30, 2024

Shares		Value
COMMON STOCKS 65.3% (continued)
INFORMATION TECHNOLOGY 23.7% (continued)
	SEMICONDUCTORS 9.5% (continued)
18,000	QUALCOMM, Inc.	$3,585,240

		42,736,094

	SOFTWARE 9.2%
9,000	Adobe, Inc.(1)	4,999,860
3,800	Intuit, Inc.	2,497,398
25,500	Microsoft Corp.	11,397,225
6,900	MicroStrategy, Inc. Class A(1)	9,504,612
14,000	Salesforce, Inc.	3,599,400
5,200	ServiceNow, Inc.(1)	4,090,684
40,000	Twilio, Inc. Class A(1)	2,272,400
14,000	Workday, Inc. Class A(1)	3,129,840

		41,491,419

		106,302,673

TOTAL COMMON STOCKS (Cost $159,934,539)		293,560,765

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
$555,527	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.44%, 3/25/43(3)(4)	565,543
562,750	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.64%, 1/25/43(3)(4)	577,125
576,553	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.64%, 5/25/43(3)(4)	592,438

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,703,170)		1,735,106

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	340,623
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	240,159
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	244,109
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	239,632
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	240,212
337,029	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24(4)	335,189
67,239	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	62,005
102,875	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	95,390

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $1,967,982)		1,797,319

Principal Amount		Value
CORPORATE BONDS & NOTES 10.0%
BASIC MATERIALS 0.5%
	CHEMICALS 0.1%
$500,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	$496,922

	IRON/STEEL 0.2%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	478,459
500,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	442,697

		921,156

	MINING 0.2%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	481,006
500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	416,759

		897,765

		2,315,843

COMMUNICATIONS 0.9%
	INTERNET 0.2%
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	450,691
500,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28(2)	497,449

		948,140

	MEDIA 0.1%
500,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	492,116

	TELECOMMUNICATIONS 0.6%
500,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	397,573
500,000	Bell Canada Co., Guaranteed Notes, 5.10%, 5/11/33	490,344
500,000	Cisco Systems, Inc., 5.50%, 1/15/40	507,553
500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	420,484
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	449,208
500,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	390,075

		2,655,237

		4,095,493

CONSUMER, CYCLICAL 1.0%
	AUTO MANUFACTURERS 0.3%
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31(2)	500,557
500,000	General Motors Financial Co., Inc., 5.80%, 1/7/29	504,450

		1,005,007

	HOME BUILDERS 0.1%
500,000	Lennar Corp., Guaranteed Notes, 4.75%, 5/30/25	496,092

	LODGING 0.2%
500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	494,718

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.0% (continued)
CONSUMER, CYCLICAL 1.0% (continued)
	LODGING 0.2% (continued)
$500,000	Marriott International, Inc., 4.90%, 4/15/29(2)	$494,666

		989,384

	RETAIL 0.4%
500,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	480,618
500,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	401,571
500,000	McDonald’s Corp., Senior Unsecured Notes, 4.60%, 9/9/32(2)	483,082
500,000	TJX Cos., Inc., 2.25%, 9/15/26(2)	471,098

		1,836,369

		4,326,852

CONSUMER, NON-CYCLICAL 1.6%
	BEVERAGES 0.2%
500,000	Constellation Brands, Inc., 2.25%, 8/1/31	410,404
500,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	465,270

		875,674

	BIOTECHNOLOGY 0.3%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	463,815
500,000	Gilead Sciences, Inc., 4.60%, 9/1/35	472,404
500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	411,805

		1,348,024

	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26(2)	473,218
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	445,288

		918,506

	HEALTHCARE PRODUCTS 0.2%
500,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	412,943
500,000	Stryker Corp., 3.38%, 11/1/25(2)	486,597

		899,540

	HEALTHCARE SERVICES 0.2%
500,000	Elevance Health, Inc., 4.75%, 2/15/33	482,836
500,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	498,310

		981,146

	PHARMACEUTICALS 0.5%
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	476,623
500,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	481,050
500,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	477,491
500,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	431,417

Principal Amount		Value
CORPORATE BONDS & NOTES 10.0% (continued)
CONSUMER, NON-CYCLICAL 1.6% (continued)
	PHARMACEUTICALS 0.5% (continued)
$500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(2)	$482,259

		2,348,840

		7,371,730

ENERGY 1.1%
	OIL & GAS 0.6%
500,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	497,883
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	487,518
500,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27(2)	488,870
500,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	498,730
500,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31(2)	498,036

		2,471,037

	PIPELINES 0.5%
500,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	498,078
500,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	396,801
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	451,599
500,000	Kinder Morgan, Inc., 5.20%, 6/1/33	485,164
500,000	Targa Resources Corp., 6.50%, 3/30/34	529,466

		2,361,108

		4,832,145

FINANCIAL 3.2%
	BANKS 1.6%
500,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(2)(4)	488,711
500,000	Bank of New York Mellon Corp., (SOFR + 1.51%), 4.71%, 2/1/34(4)	478,314
500,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.24%, 6/28/27	499,204
500,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 2.09%), 4.91%, 5/24/33(2)(4)	480,130
500,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	465,759
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	487,052
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	487,131
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(4)	397,195
500,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(2)(4)	530,745
500,000	National Australia Bank Ltd., 5.20%, 5/13/25	499,077
500,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	501,169

See Notes to Financial Statements.

June 30, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 10.0% (continued)
FINANCIAL 3.2% (continued)
	BANKS 1.6% (continued)
$500,000	Regions Financial Corp., Senior Unsecured Notes, (SOFR + 1.49%), 5.72%, 6/6/30(2)(4)	$499,701
500,000	Royal Bank of Canada, 5.00%, 2/1/33	492,827
500,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.07%), 5.71%, 4/22/28(2)(4)	504,326
500,000	Wells Fargo & Co., (SOFR + 2.13%), 4.61%, 4/25/53(2)(4)	427,326

		7,238,667

	DIVERSIFIED FINANCIALS 0.4%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26(2)	470,989
500,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	487,639
500,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	480,696
500,000	Synchrony Financial, 4.88%, 6/13/25	494,960

		1,934,284

	INSURANCE 0.2%
500,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	464,587
500,000	CNA Financial Corp., 3.45%, 8/15/27	473,701

		938,288

	REITS 1.0%
500,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	489,343
500,000	American Tower Corp., 5.50%, 3/15/28	502,951
500,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	473,714
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	418,862
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	489,412
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	441,835
500,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	401,299
500,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	483,376
500,000	Weyerhaeuser Co., 4.75%, 5/15/26	494,246

		4,195,038

		14,306,277

INDUSTRIAL 0.5%
	AEROSPACE/DEFENSE 0.1%
500,000	RTX Corp., 4.50%, 6/1/42	433,056

	ELECTRONICS 0.2%
500,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	410,483
500,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	495,349

		905,832

Principal Amount		Value
CORPORATE BONDS & NOTES 10.0% (continued)
INDUSTRIAL 0.5% (continued)
	MISCELLANEOUS MANUFACTURERS 0.1%
$500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	$449,399

	TRANSPORTATION 0.1%
500,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	349,141

		2,137,428

TECHNOLOGY 0.9%
	COMPUTERS 0.3%
500,000	Apple, Inc., 4.65%, 2/23/46	460,820
500,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34	494,741
500,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(2)	418,698

		1,374,259

	SEMICONDUCTORS 0.4%
500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	352,312
500,000	Broadcom, Inc., 4.30%, 11/15/32	467,335
500,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31(2)	498,873
500,000	NVIDIA Corp., 3.50%, 4/1/40	414,039

		1,732,559

	SOFTWARE 0.2%
500,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	438,076
500,000	Oracle Corp., 6.25%, 11/9/32(2)	529,205

		967,281

		4,074,099

UTILITIES 0.3%
	ELECTRIC 0.3%
500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	467,525
500,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29	498,577
500,000	Southern Co., 5.70%, 3/15/34	508,344

		1,474,446

TOTAL CORPORATE BONDS & NOTES (Cost $45,673,463)		44,934,313

LONG-TERM MUNICIPAL SECURITIES 0.7%
	CALIFORNIA 0.2%
500,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	475,332
500,000	State of California, GO, 5.70%, 10/1/32	525,169

		1,000,501

	HAWAII 0.1%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	466,653

	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	511,063

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.7% (continued)
	MASSACHUSETTS 0.1%
$500,000	Commonwealth of Massachusetts, Series A, 3.77%, 7/15/29	$480,975

	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	494,021

	NEW YORK 0.1%
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	417,887

TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,390,498)		3,371,100

RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.0%
52,022	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	48,233
6,169	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	6,101
76,089	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	67,192
1,476,563	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,206,255
666,780	FHLMC Pool #QD2419, 3.00%, 12/1/51	579,541
1,457,847	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,291,023
1,839,606	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,736,715
1,071,861	FHLMC Pool #QG6306, 5.00%, 7/1/53	1,036,663
170,231	FHLMC Pool #RA6817, 2.50%, 2/1/52	140,077
537,085	FHLMC Pool #SB8215, 4.00%, 3/1/38	516,461
2,333,168	FHLMC Pool #SD4553, 3.00%, 9/1/53	1,986,143
394,063	FHLMC Pool #SD8093, 3.50%, 9/1/50	352,908
987,270	FHLMC Pool #SD8108, 3.00%, 11/1/50	848,258
1,917,124	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,697,742
2,329,724	FHLMC Pool #SD8256, 4.00%, 10/1/52	2,131,955
2,189,975	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	2,065,757
1,604,081	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,512,351
313	FNMA Pool #AH3226, 5.00%, 2/1/41	309
96,822	FNMA Pool #AL0657, 5.00%, 8/1/41	95,691
79,049	FNMA Pool #AQ1853, 3.00%, 11/1/42	69,913
108,055	FNMA Pool #AU5409, 3.00%, 8/1/43	95,128
508,300	FNMA Pool #CA5540, 3.00%, 4/1/50	439,272
928,797	FNMA Pool #CB5892, 4.50%, 3/1/53	876,891
140,881	FNMA Pool #FM2202, 4.00%, 12/1/48	131,118
318,356	FNMA Pool #FM4140, 2.50%, 9/1/50	264,687
95,010	FNMA Pool #FM9760, 3.50%, 11/1/51	84,734
129,742	FNMA Pool #FM9834, 3.50%, 6/1/49	117,043
1,414,457	FNMA Pool #FS3526, 4.00%, 12/1/52	1,296,414
1,273,431	FNMA Pool #FS7252, MBS, 5.00%, 11/1/53	1,230,884
157,502	FNMA Pool #MA4222, 3.50%, 12/1/50	141,123
2,123,243	FNMA Pool #MA4512, 2.50%, 1/1/52	1,735,561
1,838,906	FNMA Pool #MA4978, 5.00%, 4/1/53	1,778,745
2,059,386	FNMA Pool #MA5106, 5.00%, 8/1/53	1,991,109
1,192,753	FNMA Pool #MA5131, 3.50%, 7/1/53	1,056,179
756,533	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	692,335
20,862	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	19,951
1,223,763	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	194,392

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.0% (continued)
$46,283	GNMA II Pool #MA1521, 3.50%, 12/20/43	$42,426
81,088	GNMA II Pool #MA1839, 4.00%, 4/20/44	76,981
89,380	GNMA II Pool #MA4836, 3.00%, 11/20/47	78,857
215,329	GNMA II Pool #MA7054, 3.50%, 12/20/50	195,122
1,698,589	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,528,465
2,505,234	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	2,105,738
1,154,419	GNMA II Pool #MA8945, 4.00%, 6/20/53	1,066,778
1,365,216	GNMA II Pool #MA9527, 5.00%, 3/20/54	1,319,654

TOTAL RESIDENTIAL MORTGAGE- BACKED SECURITIES (Cost $37,812,642)		35,948,875

U.S. TREASURY OBLIGATIONS 9.6%
2,000,000	U.S. Treasury Bonds, 1.13%, 5/15/40	1,230,703
3,000,000	U.S. Treasury Bonds, 2.88%, 5/15/43	2,329,688
2,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	1,804,531
1,500,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,141,348
4,000,000	U.S. Treasury Bonds, 2.25%, 2/15/52	2,548,125
2,000,000	U.S. Treasury Bonds, 2.88%, 5/15/52	1,465,859
3,000,000	U.S. Treasury Notes, 2.38%, 8/15/24	2,988,633
1,500,000	U.S. Treasury Notes, 3.00%, 9/30/25	1,463,438
1,350,000	U.S. Treasury Notes, 4.63%, 2/28/26	1,345,148
3,500,000	U.S. Treasury Notes, 4.50%, 7/15/26	3,484,961
3,680,400	U.S. Treasury Notes, 2.25%, 8/15/27	3,438,730
4,150,000	U.S. Treasury Notes, 2.75%, 2/15/28	3,912,834
5,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	4,381,445
1,500,000	U.S. Treasury Notes, 1.50%, 2/15/30	1,287,422
2,250,000	U.S. Treasury Notes, 2.75%, 8/15/32	2,002,236
6,750,000	U.S. Treasury Notes, 3.38%, 5/15/33	6,255,615
2,185,000	U.S. Treasury Notes, 4.00%, 2/15/34	2,120,816

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,681,453)		43,201,532

Shares		Value
SHORT-TERM INVESTMENTS 7.3%
	MONEY MARKET FUNDS 7.3%
27,656,197	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(5)	27,656,197
5,068,596	State Street Navigator Securities Lending Government Money Market Portfolio(6)	5,068,596

		32,724,793

TOTAL SHORT-TERM INVESTMENTS (Cost $32,724,793)		32,724,793

TOTAL INVESTMENTS IN SECURITIES 101.7% (Cost $327,888,540)		$457,273,803

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.7)%		(7,520,722)

NET ASSETS 100.0%		$449,753,081

See Notes to Financial Statements.

June 30, 2024

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2024, the market value of the securities on loan was $29,539,847.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)

Floating or variable rate security. The rate disclosed is the rate in effect as of June 30, 2024. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.

(5)	Rate reflects 7 day yield as of June 30, 2024.
(6)

Securities with an aggregate market value of $29,539,847 were out on loan in exchange for $5,068,596 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle.

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2024 (See Note 1(B)):

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$293,560,765	$—	$—	$293,560,765
Collateralized Mortgage Obligations	—	1,735,106	—	1,735,106
Commercial Mortgage-Backed Securities	—	1,797,319	—	1,797,319
Corporate Bonds & Notes*	—	44,934,313	—	44,934,313
Long-Term Municipal Securities*	—	3,371,100	—	3,371,100
Residential Mortgage-Backed Securities	—	35,948,875	—	35,948,875
U.S. Treasury Obligations	—	43,201,532	—	43,201,532
Short-Term Investments	32,724,793	—	—	32,724,793

Total Investments in Securities	$326,285,558	$130,988,245	$—	$457,273,803

*	See Schedule of Investments for further breakdown by category.

See Notes to Financial Statements.

Value Line Core Bond Fund
Schedule of Investments (unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
$261,918	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.44%, 3/25/43(1)(2)	$266,640
265,323	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.64%, 1/25/43(1)(2)	272,101
271,831	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.64%, 5/25/43(1)(2)	279,320

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $801,634)		818,061

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	187,816
175,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(1)(2)	172,385
126,506	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	102,516
94,134	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	86,807
29,338	Sequoia Mortgage Trust, Series 2004-8, Class A1, (SOFR + 0.81%), 6.15%, 9/20/34(2)	25,460
11,548	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	11,450

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $672,846)		586,434

CORPORATE BONDS & NOTES 35.4%
BASIC MATERIALS 1.9%
	CHEMICALS 0.4%
150,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	149,077

	IRON/STEEL 0.8%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29	143,538
150,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	132,809

		276,347

	MINING 0.7%
145,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(3)	139,491
150,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(3)	125,028

		264,519

		689,943

COMMUNICATIONS 3.0%
	INTERNET 0.8%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(3)	135,207
150,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	149,235

		284,442

	MEDIA 0.4%
150,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	145,213

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
COMMUNICATIONS 3.0% (continued)
	TELECOMMUNICATIONS 1.8%
$150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	$119,272
150,000	Cisco Systems, Inc., 5.50%, 1/15/40	152,266
150,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	126,145
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	134,762
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	117,023

		649,468

		1,079,123

CONSUMER, CYCLICAL 3.2%
	AUTO MANUFACTURERS 0.9%
150,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31	150,167
150,000	General Motors Financial Co., Inc., 5.80%, 1/7/29	151,335

		301,502

	HOME BUILDERS 0.4%
150,000	Lennar Corp., Guaranteed Notes, 4.75%, 5/30/25	148,828

	LODGING 0.8%
150,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	148,415
150,000	Marriott International, Inc., 4.90%, 4/15/29	148,400

		296,815

	RETAIL 1.1%
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	120,471
150,000	McDonald’s Corp., Senior Unsecured Notes, 4.60%, 9/9/32	144,925
150,000	TJX Cos., Inc., 2.25%, 9/15/26	141,329

		406,725

		1,153,870

CONSUMER, NON-CYCLICAL 6.1%
	BEVERAGES 0.7%
150,000	Constellation Brands, Inc., 2.25%, 8/1/31	123,121
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	139,581

		262,702

	BIOTECHNOLOGY 1.1%
160,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	148,421
150,000	Gilead Sciences, Inc., 4.60%, 9/1/35	141,721
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	123,541

		413,683

	COMMERCIAL SERVICES 0.8%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	141,966
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	138,039

		280,005

See Notes to Financial Statements.

June 30, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
CONSUMER, NON-CYCLICAL 6.1% (continued)
	HEALTHCARE PRODUCTS 0.7%
$150,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	$123,883
150,000	Stryker Corp., 3.38%, 11/1/25	145,979

		269,862

	HEALTHCARE SERVICES 0.8%
150,000	Elevance Health, Inc., 4.75%, 2/15/33	144,851
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	149,493

		294,344

	PHARMACEUTICALS 2.0%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	142,987
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	144,315
150,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	143,247
150,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	129,425
150,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	144,678

		704,652

		2,225,248

ENERGY 4.0%
	OIL & GAS 2.0%
150,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(3)	149,365
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	146,255
150,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27(3)	146,661
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	149,619
150,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	149,411

		741,311

	PIPELINES 2.0%
150,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	149,423
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	119,041
150,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	135,480
150,000	Kinder Morgan, Inc., 5.20%, 6/1/33	145,549
150,000	Targa Resources Corp., 6.50%, 3/30/34	158,840

		708,333

		1,449,644

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
FINANCIAL 11.2%
	BANKS 5.2%
$150,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(2)(3)	$146,613
150,000	Bank of New York Mellon Corp., (SOFR + 1.51%), 4.71%, 2/1/34(2)	143,494
150,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.24%, 6/28/27	149,761
150,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 2.09%), 4.91%, 5/24/33(2)	144,039
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	139,728
175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	170,468
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	146,139
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(2)	119,159
150,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(2)(3)	159,224
150,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(2)	150,351
150,000	Regions Financial Corp., Senior Unsecured Notes, (SOFR + 1.49%), 5.72%, 6/6/30(2)	149,910
150,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.07%), 5.71%, 4/22/28(2)	151,298
150,000	Wells Fargo & Co., (SOFR + 2.13%), 4.61%, 4/25/53(2)	128,198

		1,898,382

	DIVERSIFIED FINANCIALS 1.7%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	164,846
150,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27	146,292
150,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	144,209
150,000	Synchrony Financial, 4.88%, 6/13/25(3)	148,488

		603,835

	INSURANCE 0.8%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	139,376
150,000	CNA Financial Corp., 3.45%, 8/15/27	142,110

		281,486

	REITS 3.5%
150,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(3)	146,803
150,000	American Tower Corp., 5.50%, 3/15/28	150,885
150,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	142,114
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	125,659

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
FINANCIAL 11.2% (continued)
	REITS 3.5% (continued)
$150,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	$146,823
150,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	132,550
150,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	120,390
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	145,013
150,000	Weyerhaeuser Co., 4.75%, 5/15/26	148,274

		1,258,511

		4,042,214

INDUSTRIAL 1.8%
	AEROSPACE/DEFENSE 0.4%
150,000	RTX Corp., 4.50%, 6/1/42	129,917

	ELECTRONICS 0.7%
150,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	123,145
150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	148,605

		271,750

	MISCELLANEOUS MANUFACTURERS 0.4%
150,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	134,819

	TRANSPORTATION 0.3%
150,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	104,742

		641,228

TECHNOLOGY 3.0%
	COMPUTERS 1.2%
150,000	Apple, Inc., 4.65%, 2/23/46	138,246
150,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34	148,422
150,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(3)	125,610

		412,278

	SEMICONDUCTORS 1.4%
150,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	105,693
150,000	Broadcom, Inc., 4.30%, 11/15/32	140,200
150,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	149,662
150,000	NVIDIA Corp., 3.50%, 4/1/40	124,212

		519,767

	SOFTWARE 0.4%
150,000	Oracle Corp., 6.25%, 11/9/32(3)	158,762

		1,090,807

UTILITIES 1.2%
	ELECTRIC 1.2%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	140,258
150,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29	149,573

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
UTILITIES 1.2% (continued)
	ELECTRIC 1.2% (continued)
$150,000	Southern Co., 5.70%, 3/15/34	$152,503

		442,334

TOTAL CORPORATE BONDS & NOTES (Cost $13,404,401)		12,814,411

LONG-TERM MUNICIPAL SECURITIES 2.3%
	CALIFORNIA 1.2%
150,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	142,600
150,000	San Diego Public Facilities Financing
	Authority, Series B, 2.13%, 8/1/29	133,023
150,000	State of California, GO, 5.70%, 10/1/32	157,551

		433,174

	ILLINOIS 0.4%
150,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	153,319

	OREGON 0.7%
145,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	111,401
150,000	State of Oregon Department of Administrative Services, Series A, CP, 3.17%, 5/1/26	144,924

		256,325

TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $874,073)		842,818

RESIDENTIAL MORTGAGE-BACKED SECURITIES 28.2%
71,391	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	69,133
30,417	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	28,001
1,773	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	1,761
15,808	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	14,531
15,476	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	14,473
32,533	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	29,796
102,828	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	91,029
125,597	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	117,746
28,083	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	26,241
172,799	FHLMC Pool #QB2958, 3.00%, 9/1/50	148,289
175,110	FHLMC Pool #QB5314, 2.50%, 11/1/50	144,187
198,713	FHLMC Pool #QB8153, 2.50%, 1/1/51	163,588
768,036	FHLMC Pool #QF1236, 4.50%, 10/1/52	725,078
127,431	FHLMC Pool #SD8023, 2.50%, 11/1/49	105,250
128,409	FHLMC Pool #SD8163, 3.50%, 8/1/51	114,427
404,832	FHLMC Pool #SD8173, 2.50%, 10/1/51	332,168
973,002	FHLMC Pool #SD8256, 4.00%, 10/1/52	890,405
44,767	FNMA Pool #AB2346, 4.50%, 2/1/41	43,486
17,988	FNMA Pool #AB5231, 2.50%, 5/1/27	17,350
18,639	FNMA Pool #AB5716, 3.00%, 7/1/27	18,063

See Notes to Financial Statements.

June 30, 2024

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 28.2% (continued)
$42,600	FNMA Pool #AI4285, 5.00%, 6/1/41	$42,072
200,015	FNMA Pool #AR6394, 3.00%, 2/1/43	176,420
54,469	FNMA Pool #AS5892, 3.50%, 10/1/45	49,364
18,226	FNMA Pool #AS6102, 3.50%, 11/1/45	16,510
31,453	FNMA Pool #AS6205, 3.50%, 11/1/45	28,499
23,662	FNMA Pool #AS6385, 4.00%, 12/1/45	22,153
60,754	FNMA Pool #AS9562, 3.00%, 5/1/47	52,923
69,043	FNMA Pool #AU4279, 3.00%, 9/1/43	60,889
54,409	FNMA Pool #AV0703, 4.00%, 12/1/43	51,042
20,490	FNMA Pool #AW7362, 2.50%, 8/1/29	19,366
58,910	FNMA Pool #AX0416, 4.00%, 8/1/44	54,912
38,162	FNMA Pool #AY1670, 3.50%, 2/1/45	34,590
24,139	FNMA Pool #AY4195, 4.00%, 5/1/45	22,607
29,880	FNMA Pool #BA3885, 3.50%, 11/1/45	27,061
931,317	FNMA Pool #BX7762, 5.00%, 3/1/53	902,430
128,850	FNMA Pool #CA2320, 3.50%, 9/1/48	117,009
60,996	FNMA Pool #CA5540, 3.00%, 4/1/50	52,713
668,843	FNMA Pool #CB0856, 3.00%, 6/1/51	571,083
775,545	FNMA Pool #CB5892, 4.50%, 3/1/53	732,204
1,005,502	FNMA Pool #FM9834, 3.50%, 6/1/49	907,083
44,413	FNMA Pool #MA0641, 4.00%, 2/1/31	43,159
64,686	FNMA Pool #MA4012, 2.00%, 5/1/35	57,274
430,381	FNMA Pool #MA4548, 2.50%, 2/1/52	352,607
759,221	FNMA Pool #MA5106, 5.00%, 8/1/53	734,049
8,345	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	7,980
5,539	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	5,311
1,223,763	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	194,392
31,745	GNMA II Pool #5332, 4.00%, 3/20/42	30,161
117,086	GNMA II Pool #MA3937, 3.50%, 9/20/46	106,642
107,665	GNMA II Pool #MA7054, 3.50%, 12/20/50	97,561
115,813	GNMA II Pool #MA7651, 3.50%, 10/20/51	104,213
831,052	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	698,528
392,106	GNMA II Pool #MA8945, 4.00%, 6/20/53	362,339
378,673	GNMA II Pool #MA9527, 5.00%, 3/20/54	366,035

TOTAL RESIDENTIAL MORTGAGE- BACKED SECURITIES (Cost $11,188,358)		10,196,183

U.S. TREASURY OBLIGATIONS 27.7%
250,000	U.S. Treasury Bonds, 4.38%, 2/15/38	249,580
250,000	U.S. Treasury Bonds, 3.50%, 2/15/39	224,951
1,000,000	U.S. Treasury Bonds, 1.13%, 5/15/40	615,351
1,000,000	U.S. Treasury Bonds, 2.88%, 5/15/43	776,562
975,000	U.S. Treasury Bonds, 3.00%, 2/15/48	741,876
600,000	U.S. Treasury Bonds, 2.25%, 8/15/49	387,797
700,000	U.S. Treasury Bonds, 2.25%, 2/15/52	445,922
650,000	U.S. Treasury Notes, 2.25%, 11/15/24(3)	642,484
150,000	U.S. Treasury Notes, 3.00%, 9/30/25	146,344
750,000	U.S. Treasury Notes, 4.63%, 2/28/26	747,305
950,000	U.S. Treasury Notes, 4.50%, 7/15/26	945,918
356,300	U.S. Treasury Notes, 2.25%, 8/15/27	332,904

Principal Amount		Value
U.S. TREASURY OBLIGATIONS 27.7% (continued)
$350,000	U.S. Treasury Notes, 2.75%, 2/15/28	$329,998
750,000	U.S. Treasury Notes, 1.50%, 2/15/30	643,711
500,000	U.S. Treasury Notes, 1.13%, 2/15/31	408,887
600,000	U.S. Treasury Notes, 2.75%, 8/15/32	533,930
850,000	U.S. Treasury Notes, 3.38%, 5/15/33	787,744
250,000	U.S. Treasury Notes, 3.88%, 8/15/33	240,508
850,000	U.S. Treasury Notes, 4.00%, 2/15/34	825,031

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,841,726)		10,026,803

Shares		Value
SHORT-TERM INVESTMENTS 4.9%
	MONEY MARKET FUNDS 4.9%
663,383	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(4)	663,383
1,094,938	State Street Navigator Securities Lending Government Money Market Portfolio(5)	1,094,938

		1,758,321

TOTAL SHORT-TERM INVESTMENTS (Cost $1,758,321)		1,758,321

TOTAL INVESTMENTS IN SECURITIES 102.4% (Cost $39,541,359)		$37,043,031

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.4)%		(875,295)

NET ASSETS 100.0%		$36,167,736

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)

Floating or variable rate security. The rate disclosed is the rate in effect as of June 30, 2024. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of June 30, 2024, the market value of the securities on loan was $1,722,900.
(4)	Rate reflects 7 day yield as of June 30, 2024.
(5)

Securities with an aggregate market value of $ 1,722,900 were out on loan in exchange for $1,094,938 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle.

CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2024 (See Note 1(B)):

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$—	$818,061	$—	$818,061
Commercial Mortgage-Backed Securities	—	586,434	—	586,434
Corporate Bonds & Notes*	—	12,814,411	—	12,814,411
Long-Term Municipal Securities*	—	842,818	—	842,818
Residential Mortgage-Backed Securities	—	10,196,183	—	10,196,183
U.S. Treasury Obligations	—	10,026,803	—	10,026,803
Short-Term Investments	1,758,321	—	—	1,758,321

Total Investments in Securities	$1,758,321	$35,284,710	$—	$37,043,031

*	See Schedule of Investments for further breakdown by category.

See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2024 (unaudited)

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Assets:
Investments in securities, at value*	$622,129,330	$1,579,583,711
Receivable for capital shares sold	696,635	22,981,667
Dividends and interest receivable	209,994	604,241
Prepaid expenses	59,105	132,873
Receivable for securities lending income	1,364	1,772

Total Assets	623,096,428	1,603,304,264

Liabilities:
Payable for capital shares redeemed	1,017,808	2,397,594
Payable for securities purchased	64,425	2,652,138
Payable upon return of securities on loan (See Note 1(K))	—	1,000,773
Accrued expenses:
Advisory fee	375,331	831,312
Service and distribution plan fees	69,256	101,988
Custody and accounting fees payable	33,276	37,143
Printing fee payable	29,688	67,114
Sub-transfer agent fees	25,048	54,506
Transfer agent fees	6,447	16,247
Other	50,184	55,051

Total Liabilities	1,671,463	7,213,866

Commitments and contingent liabilities(1)
Net Assets	$621,424,965	$1,596,090,398

Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 50,000,000 shares, respectively)	$11,020	$46,912,062
Additional paid-in capital	344,700,035	1,156,114,558
Distributable Earnings/(Loss)	276,713,910	393,063,778

Net Assets	$621,424,965	$1,596,090,398

Net Asset Value Per Share
Investor Class
Net Assets	$337,129,776	$497,207,793
Shares Outstanding	6,061,004	14,699,637
Net Asset Value, Offering and Redemption Price per Outstanding Share	$55.62	$33.82
Institutional Class
Net Assets	$284,295,189	$1,098,882,605
Shares Outstanding	4,958,729	32,212,425
Net Asset Value, Offering and Redemption Price per Outstanding Share	$57.33	$34.11
*Includes securities on loan of	$19,827,338	$15,089,336
Cost of investments	$344,057,646	$1,194,771,899

(1)	See Note 5 in Notes to the Financial Statements.

See Notes to Financial Statements.

Statements of Assets and Liabilities

at June 30, 2024 (unaudited) (continued)

	Value Line Select Growth Fund, Inc.	Value Line Larger Companies Focused Fund, Inc.
Assets:
Investments in securities, at value*	$431,619,326	$359,874,968
Dividends and interest receivable	144,790	87,085
Prepaid expenses	46,443	41,358
Receivable for capital shares sold	31,506	36,274
Receivable for securities lending income	—	2,387

Total Assets	431,842,065	360,042,072

Liabilities:
Payable for capital shares redeemed	217,145	33,193
Payable upon return of securities on loan (See Note 1(K))	—	1,162,318
Payable for securities purchased	—	268,784
Accrued expenses:
Advisory fee	252,685	203,309
Service and distribution plan fees	83,386	71,051
Printing fee payable	31,450	22,093
Custody and accounting fees payable	29,911	27,108
Transfer agent fees	29,700	15,957
Auditing and legal fees payable	25,281	20,163
Sub-transfer agent fees	7,863	3,731
Other	27,742	29,389

Total Liabilities	705,163	1,857,096

Commitments and contingent liabilities(1)
Net Assets	$431,136,902	$358,184,976

Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000 and 50,000,000 shares, respectively)	$11,687,073	$10,650,778
Additional paid-in capital	155,586,953	194,274,496
Distributable Earnings/(Loss)	263,862,876	153,259,702

Net Assets	$431,136,902	$358,184,976

Net Asset Value Per Share
Investor Class
Net Assets	$409,634,689	$350,952,085
Shares Outstanding	11,111,974	10,440,004
Net Asset Value, Offering and Redemption Price per Outstanding Share	$36.86	$33.62
Institutional Class
Net Assets	$21,502,213	$7,232,891
Shares Outstanding	575,099	210,774
Net Asset Value, Offering and Redemption Price per Outstanding Share	$37.39	$34.32
*Includes securities on loan of	$—	$23,862,879
Cost of investments	$189,917,392	$199,018,830

(1)	See Note 5 in Notes to the Financial Statements.

See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2024 (unaudited) (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Assets:
Investments in securities, at value*	$927,542,322	$457,273,803
Dividends and interest receivable	2,751,396	1,207,418
Receivable for capital shares sold	386,528	58,528
Prepaid expenses	55,662	44,781
Receivable for securities lending income	1,242	4,528

Total Assets	930,737,150	458,589,058

Liabilities:
Payable upon return of securities on loan (See Note 1(K))	2,535,710	5,068,596
Payable for capital shares redeemed	2,229,666	360,930
Payable for securities purchased	—	2,909,719
Accrued expenses:
Advisory fee	483,808	238,940
Printing fee payable	82,144	40,012
Service and distribution plan fees	77,323	74,507
Custody and accounting fees payable	57,038	49,670
Sub-transfer agent fees	42,138	14,176
Transfer agent fees	36,636	24,784
Auditing and legal fees payable	34,106	25,399
Directors’ fees and expenses	2,788	—
Other	26,020	29,244

Total Liabilities	5,607,377	8,835,977

Commitments and contingent liabilities(1)
Net Assets	$925,129,773	$449,753,081

Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 75,000,000 shares, respectively)	$21,732	$38,762,017
Additional paid-in capital	589,680,064	291,936,437
Distributable Earnings/(Loss)	335,427,977	119,054,627

Net Assets	$925,129,773	$449,753,081

Net Asset Value Per Share
Investor Class
Net Assets	$378,080,810	$363,826,041
Shares Outstanding	8,897,866	31,361,639
Net Asset Value, Offering and Redemption Price per Outstanding Share	$42.49	$11.60
Institutional Class
Net Assets	$547,048,963	$85,927,040
Shares Outstanding	12,834,016	7,400,378
Net Asset Value, Offering and Redemption Price per Outstanding Share	$42.62	$11.61
*Includes securities on loan of	$12,649,075	$29,539,847
Cost of investments	$652,718,099	$327,888,540

(1)	See Note 5 in Notes to the Financial Statements.

See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2024 (unaudited) (continued)

Value Line Core Bond Fund
Assets:
Investments in securities, at value*	$37,043,031
Dividends and interest receivable	302,824
Prepaid expenses	21,343
Receivable for securities lending income	143

Total Assets	37,367,341

Liabilities:
Payable upon return of securities on loan (See Note 1(K))	1,094,938
Dividends payable to shareholders	9,247
Payable for capital shares redeemed	4,897
Accrued expenses:
Custody and accounting fees payable	29,130
Printing fee payable	16,964
Auditing and legal fees payable	11,151
Transfer agent fees	6,845
Advisory fee	3,419
Directors’ fees and expenses	589
Other	22,425

Total Liabilities	1,199,605

Commitments and contingent liabilities(1)
Net Assets	$36,167,736

Net assets consist of:
Capital stock, at $0.01 par value (authorized unlimited shares)	$28,180
Additional paid-in capital	42,824,292
Distributable Earnings/(Loss)	(6,684,736)

Net Assets	$36,167,736

Net Asset Value Per Share
Investor Class
Net Assets	$36,167,736
Shares Outstanding	2,818,036
Net Asset Value, Offering and Redemption Price per Outstanding Share	$12.83
*Includes securities on loan of	$1,722,900
Cost of investments	$39,541,359

(1)	See Note 5 in Notes to the Financial Statements.

See Notes to Financial Statements.

Statements of Operations

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $0 and $28,778, respectively)	$2,320,614	$6,268,674
Securities lending income (Net)	3,554	12,648

Total Income	2,324,168	6,281,322

Expenses:
Advisory fees	2,160,217	4,691,071
Service and distribution plan fees	413,105	591,445
Sub-transfer agent fees	227,560	570,976
Auditing and legal fees	70,139	158,668
Registration and filing fees	50,976	88,474
Custody and accounting fees	42,930	59,011
Transfer agent fees	35,181	154,886
Directors’ fees and expenses	30,561	66,902
Printing and postage fees	28,507	89,202
Fund administration fees	15,415	15,415
Compliance and tax service fees	14,473	27,902
Insurance fees	11,731	22,589
Other	20,550	26,961

Total Expenses Before Fees Waived (See Note 5)	3,121,345	6,563,502
Less: Fees Waived/Reimbursed by the Advisor	(35,522)	—

Net Expenses	3,085,823	6,563,502

Net Investment Income/(Loss)	(761,655)	(282,180)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	5,236,685	7,399,164
Foreign currency transactions	—	(281)

	5,236,685	7,398,883

Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	34,317,296	58,731,489

Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	39,553,981	66,130,372

Net Increase/(Decrease) in Net Assets from Operations	$38,792,326	$65,848,192

See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Select Growth Fund, Inc.	Value Line Larger Companies Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $4,429 and $0, respectively)	$1,468,938	$569,692
Interest	229,303	—
Securities lending income (Net)	—	6,538

Total Income	1,698,241	576,230

Expenses:
Advisory fees	1,570,073	1,259,294
Service and distribution plan fees	509,342	419,612
Auditing and legal fees	56,730	46,343
Transfer agent fees	55,617	49,205
Sub-transfer agent fees	55,197	25,238
Custody and accounting fees	36,634	33,700
Registration and filing fees	28,325	26,223
Directors’ fees and expenses	24,230	18,332
Printing and postage fees	17,586	10,964
Fund administration fees	15,415	15,415
Compliance and tax service fees	12,471	10,814
Insurance fees	10,029	6,905
Other	18,988	18,741
Recoupment (See Note 5)	—	33,018

Total Expenses Before Fees Waived (See Note 5)	2,410,637	1,973,804
Less: Fees Waived/Reimbursed by the Advisor	(16,968)	(12,313)

Net Expenses	2,393,669	1,961,491

Net Investment Income/(Loss)	(695,428)	(1,385,261)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	9,079,908	370,948
Foreign currency transactions	(48)	—

	9,079,860	370,948

Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	23,181,237	47,317,512

Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	32,261,097	47,688,460

Net Increase/(Decrease) in Net Assets from Operations	$31,565,669	$46,303,199

See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Investment Income:
Interest	$6,645,383	$2,897,130
Dividends (net of foreign withholding tax of $125 and $4,259, respectively)	2,923,520	1,322,105
Securities lending income (Net)	6,072	34,441

Total Income	9,574,975	4,253,676

Expenses:
Advisory fees	2,997,522	1,433,545
Service and distribution plan fees	482,174	443,772
Sub-transfer agent fees	303,304	94,321
Auditing and legal fees	118,480	59,479
Transfer agent fees	93,620	67,670
Custody and accounting fees	68,439	53,144
Printing and postage fees	57,036	23,840
Directors’ fees and expenses	54,050	25,627
Registration and filing fees	37,747	30,827
Insurance fees	25,346	10,739
Compliance and tax service fees	21,519	13,448
Fund administration fees	15,415	15,415
Other	26,745	20,693

Total Expenses Before Fees Waived (See Note 5)	4,301,397	2,292,520
Less: Fees Waived/Reimbursed by the Advisor	—	(21,722)

Net Expenses	4,301,397	2,270,798

Net Investment Income/(Loss)	5,273,578	1,982,878

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) From:
Investments in securities	29,232,207	21,651,551
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	6,297,328	21,399,907

Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	35,529,535	43,051,458

Net Increase/(Decrease) in Net Assets from Operations	$40,803,113	$45,034,336

See Notes to Financial Statements.

Statements of Operations (continued)

Value Line Core Bond Fund
Investment Income:
Interest	$758,159
Dividends	22,545
Securities lending income (Net)	662

Total Income	781,366

Expenses:
Advisory fees	55,614
Service and distribution plan fees	45,609
Custody and accounting fees	35,046
Transfer agent fees	22,603
Fund administration fees	15,415
Auditing and legal fees	13,209
Registration and filing fees	11,844
Compliance and tax service fees	5,669
Printing and postage fees	4,940
Directors’ fees and expenses	2,241
Insurance fees	172
Other	16,673

Total Expenses Before Fees Waived (See Note 5)	229,035
Less: Fees Waived/Reimbursed by the Advisor	(37,477)
Less: Service and Distribution Plan Fees Waived	(45,609)

Net Expenses	145,949

Net Investment Income/(Loss)	635,417

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) From:
Investments in securities	(888,782)
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	(91,367)

Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(980,149)

Net Increase/(Decrease) in Net Assets from Operations	$(344,732)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Value Line Small Cap		Value Line Mid Cap
	Opportunities Fund, Inc.		Focused Fund, Inc.
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income/(loss)	$(761,655)	$(890,598)	$(282,180)	$2,409,034
Net realized gain/(loss) on investments	5,236,685	(3,163,469)	7,398,883	319,003
Change in net unrealized appreciation/(depreciation) on investments	34,317,296	91,699,908	58,731,489	181,317,798

Net increase/(decrease) in net assets from operations	38,792,326	87,645,841	65,848,192	184,045,835

Distributions to Shareholders from:
Investor Class	—	(2,614,949)	—	(113,528)
Institutional Class	—	(1,588,725)	—	(1,816,376)

	—	(4,203,674)	—	(1,929,904)

Share Transactions:
Proceeds from sale of shares
Investor Class	12,131,689	23,080,276	97,138,108	142,821,511
Institutional Class	84,253,451	117,496,386	375,715,066	595,415,538
Proceeds from reinvestment of distributions to shareholders
Investor Class	—	2,593,186	—	92,050
Institutional Class	—	1,548,328	—	1,681,591
Cost of shares redeemed
Investor Class	(18,807,166)	(35,246,811)	(46,171,100)	(62,295,463)
Institutional Class	(28,893,737)	(27,478,446)	(158,304,257)	(126,095,577)

Net increase/(decrease) in net assets from capital share transactions	48,684,237	81,992,919	268,377,817	551,619,650

Total increase in net assets	87,476,563	165,435,086	334,226,009	733,735,581
Net Assets:
Beginning of period	533,948,402	368,513,316	1,261,864,389	528,128,808

End of period	$621,424,965	$533,948,402	$1,596,090,398	$1,261,864,389

Capital Share Transactions:
Shares sold
Investor Class	223,042	483,677	2,919,633	4,938,007
Institutional Class	1,511,825	2,381,879	11,154,877	20,515,111
Shares issued to shareholders in reinvestment of distributions
Investor Class	—	51,067	—	2,846
Institutional Class	—	29,622	—	52,583
Shares redeemed
Investor Class	(346,944)	(747,457)	(1,385,838)	(2,163,808)
Institutional Class	(518,127)	(563,699)	(4,723,894)	(4,326,212)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Select		Value Line Larger Companies
	Growth Fund, Inc.		Focused Fund, Inc.
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income/(loss)	$(695,428)	$172,292	$(1,385,261)	$(1,565,194)
Net realized gain/(loss) on investments and foreign currency	9,079,860	44,668,989	370,948	235,276
Change in net unrealized appreciation/(depreciation) on investments	23,181,237	58,069,612	47,317,512	119,054,270

Net increase/(decrease) in net assets from operations	31,565,669	102,910,893	46,303,199	117,724,352

Distributions to Shareholders from:
Investor Class	(52)	(36,539,060)	—	—
Institutional Class	—	(1,808,302)	—	—

	(52)	(38,347,362)	—	—

Share Transactions:
Proceeds from sale of shares
Investor Class	2,871,442	5,220,848	24,373,531	15,087,152
Institutional Class	2,328,654	9,878,151	1,714,309	5,296,495
Proceeds from reinvestment of distributions to shareholders
Investor Class	—	35,280,364	—	929
Institutional Class	—	1,752,043	—	—
Cost of shares redeemed
Investor Class	(21,249,903)	(36,268,595)	(22,702,239)	(26,501,619)
Institutional Class	(1,913,130)	(5,206,744)	(5,602,456)	(2,190,836)

Net increase/(decrease) in net assets from capital share transactions	(17,962,937)	10,656,067	(2,216,855)	(8,307,879)

Total increase in net assets	13,602,680	75,219,598	44,086,344	109,416,473
Net Assets:
Beginning of period	417,534,222	342,314,624	314,098,632	204,682,159

End of period	$431,136,902	$417,534,222	$358,184,976	$314,098,632

Capital Share Transactions:
Shares sold
Investor Class	80,234	158,664	817,416	577,865
Institutional Class	64,471	293,538	54,086	203,791
Shares issued to shareholders in reinvestment of distributions
Investor Class	—	1,033,705	—	44
Institutional Class	—	50,681	—	—
Shares redeemed
Investor Class	(589,548)	(1,105,555)	(717,336)	(1,088,062)
Institutional Class	(52,745)	(153,195)	(176,946)	(87,129)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Asset		Value Line Capital
	Allocation Fund, Inc.		Appreciation Fund, Inc.
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income/(loss)	$5,273,578	$11,048,922	$1,982,878	$3,547,332
Net realized gain/(loss) on investments	29,232,207	87,715,477	21,651,551	(17,058,330)
Change in net unrealized appreciation/(depreciation) on investments	6,297,328	83,142,678	21,399,907	132,715,092

Net increase/(decrease) in net assets from operations	40,803,113	181,907,077	45,034,336	119,204,094

Distributions to Shareholders from:
Investor Class	—	(35,390,413)	—	(2,594,556)
Institutional Class	—	(51,976,292)	—	(922,424)

	—	(87,366,705)	—	(3,516,980)

Share Transactions:
Proceeds from sale of shares
Investor Class	14,145,579	16,883,889	11,571,038	42,099,683
Institutional Class	41,168,641	61,530,093	6,286,474	29,251,689
Proceeds from reinvestment of distributions to shareholders
Investor Class	—	34,071,801	—	2,421,837
Institutional Class	—	50,629,390	—	895,321
Cost of shares redeemed
Investor Class	(39,988,054)	(73,040,376)	(31,273,080)	(64,132,807)
Institutional Class	(79,262,369)	(183,840,916)	(25,634,767)	(41,161,891)

Net increase/(decrease) in net assets from capital share transactions	(63,936,203)	(93,766,119)	(39,050,335)	(30,626,168)

Total increase/(decrease) in net assets	(23,133,090)	774,253	5,984,001	85,060,946
Net Assets:
Beginning of period	948,262,863	947,488,610	443,769,080	358,708,134

End of period	$925,129,773	$948,262,863	$449,753,081	$443,769,080

Capital Share Transactions:
Shares sold
Investor Class	340,601	421,586	1,055,784	4,533,441
Institutional Class	983,223	1,536,582	567,216	3,221,824
Shares issued to shareholders in reinvestment of distributions
Investor Class	—	839,414	—	235,358
Institutional Class	—	1,245,189	—	87,009
Shares redeemed
Investor Class	(960,013)	(1,837,383)	(2,842,164)	(6,948,162)
Institutional Class	(1,894,956)	(4,614,074)	(2,274,688)	(4,480,277)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Core
	Bond Fund
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income/(loss)	$635,417	$1,177,663
Net realized gain/(loss) on investments	(888,782)	(2,162,274)
Change in net unrealized appreciation/(depreciation) on investments	(91,367)	2,731,835

Net increase/(decrease) in net assets from operations	(344,732)	1,747,224

Distributions to Shareholders from:
Investor Class	(669,076)	(1,164,055)

Share Transactions (Investor Class):
Proceeds from sale of shares	471,466	264,022
Proceeds from reinvestment of distributions to shareholders	608,974	1,066,590
Cost of shares redeemed	(1,844,654)	(4,714,059)

Net increase/(decrease) in net assets from capital share transactions	(764,214)	(3,383,447)

Total decrease in net assets	(1,778,022)	(2,800,278)
Net Assets:
Beginning of period	37,945,758	40,746,036

End of period	$36,167,736	$37,945,758

Capital Share Transactions (Investor Class):
Shares sold	36,474	20,369
Shares issued to shareholders in reinvestment of dividends	47,341	82,476
Shares redeemed	(142,762)	(365,131)

See Notes to Financial Statements.

Value Line Small Cap Opportunities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Value Line Small Cap Opportunities Fund, Inc. Investor Class
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31,	Period Ended December 31,		Year Ended March 31,
			2023	2022*		2022	2021	2020
Net asset value, beginning of period	$52.01		$42.99	$48.36		$53.12	$34.69	$48.31

Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.10)		(0.14)	(0.03)		(0.28)	(0.22)	(0.12)
Net gains/(losses) on securities (both realized and unrealized)	3.71		9.59	(4.15)		(1.21)	22.68	(3.34)

Total from investment operations	3.61		9.45	(4.18)		(1.49)	22.46	(3.46)

Less distributions:
Distributions from net realized gains	—		(0.43)	(1.19)		(3.27)	(4.03)	(10.16)

Total distributions	—		(0.43)	(1.19)		(3.27)	(4.03)	(10.16)

Net asset value, end of period	$55.62		$52.01	$42.99		$48.36	$53.12	$34.69

Total return	6.94	%(2)	22.00%	(8.73	)%(2)	(3.34)%	65.92%	(11.25)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$337,130		$321,658	$275,060		$328,455	$386,766	$297,244
Ratio of expenses to average net assets	1.17	%(3)	1.18%	1.18	%(3)	1.16%	1.18%	1.19%
Ratio of net investment income/(loss) to average net assets	(0.37	)%(3)	(0.30)%	(0.09	)%(3)	(0.52)%	(0.48)%	(0.25)%
Portfolio turnover rate	5	%(2)	11%	4	%(2)	3%	4%	18%

	Value Line Small Cap Opportunities Fund, Inc. Institutional Class
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31,	Period Ended December 31,		Year Ended March 31,
			2023	2022*		2022	2021	2020
Net asset value, beginning of period	$53.54		$44.14	$49.52		$54.19	$35.25	$48.83

Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.03)		(0.01)	0.05		(0.14)	(0.10)	0.00	(4)
Net gains/(losses) on securities (both realized and unrealized)	3.82		9.84	(4.24)		(1.26)	23.07	(3.42)

Total from investment operations	3.79		9.83	(4.19)		(1.40)	22.97	(3.42)

Less distributions:
Distributions from net realized gains	—		(0.43)	(1.19)		(3.27)	(4.03)	(10.16)

Total distributions	—		(0.43)	(1.19)		(3.27)	(4.03)	(10.16)

Net asset value, end of period	$57.33		$53.54	$44.14		$49.52	$54.19	$35.25

Total return	7.08	%(2)	22.29%	(8.54	)%(2)	(3.10)%	66.33%	(11.03)%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$284,295		$212,291	$93,453		$126,593	$119,237	$42,287
Ratio of gross expenses to average net assets	0.96	%(3)	0.98%	0.99	%(3)	0.95%	0.96%	1.00%
Ratio of net expenses to average net assets	0.93	%(3)	0.93%	0.93	%(3)	0.91%	0.93%	0.94%
Ratio of net investment income/(loss) to average net assets	(0.12	)%(3)	(0.01)%	0.15	%(3)	(0.25)%	(0.21)%	0.00	%(4)
Portfolio turnover rate	5	%(2)	11%	4	%(2)	3%	4%	18%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Value Line Mid Cap Focused Fund, Inc. Investor Class
	Six Months Ended June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021		2020	2019
Net asset value, beginning of period	$32.24		$26.41	$31.24	$28.29		$25.49	$19.11

Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.03)		0.04	0.03	0.10	(2)	(0.12)	0.06	(3)
Net gains/(losses) on securities (both realized and unrealized)	1.61		5.80	(2.96)	5.42		5.13	6.68

Total from investment operations	1.58		5.84	(2.93)	5.52		5.01	6.74

Less distributions:
Dividends from net investment income	—		(0.01)	(0.03)	—		(0.02)	(0.00	)(4)
Distributions from net realized gains	—		—	(1.87)	(2.57)		(2.19)	(0.36)

Total distributions	—		(0.01)	(1.90)	(2.57)		(2.21)	(0.36)

Net asset value, end of period	$33.82		$32.24	$26.41	$31.24		$28.29	$25.49

Total return	4.90	%(5)	22.11%	(9.56)%	19.88%		19.96%	35.30%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$497,208		$424,471	$274,371	$318,184		$332,898	$373,341
Ratio of expenses to average net assets	1.05	%(6)	1.08%	1.07%	1.07%		1.10%	1.11%
Ratio of net investment income/(loss) to average net assets	(0.19	)%(6)	0.12%	0.10%	0.33	%(2)	(0.46)%	0.27	%(3)
Portfolio turnover rate	3	%(5)	1%	13%	0	%(7)	4%	19%

	Value Line Mid Cap Focused Fund, Inc. Institutional Class
	Six Months Ended June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021		2020	2019
Net asset value, beginning of period	$32.48		$26.60	$31.46	$28.39		$25.59	$19.17

Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.01		0.12	0.10	0.19	(2)	(0.04)	0.20	(3)
Net gains/(losses) on securities (both realized and unrealized)	1.62		5.83	(2.98)	5.45		5.14	6.64

Total from investment operations	1.63		5.95	(2.88)	5.64		5.10	6.84

Less distributions:
Dividends from net investment income	—		(0.07)	(0.11)	—		(0.11)	(0.06)
Distributions from net realized gains	—		—	(1.87)	(2.57)		(2.19)	(0.36)

Total distributions	—		(0.07)	(1.98)	(2.57)		(2.30)	(0.42)

Net asset value, end of period	$34.11		$32.48	$26.60	$31.46		$28.39	$25.59

Total return	5.02	%(5)	22.38%	(9.35)%	20.24%		20.24%	35.68%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,098,883		$837,394	$253,758	$177,272		$138,967	$41,459
Ratio of gross expenses to average net assets	0.84	%(6)	0.87%	0.86%	0.86%		0.89%	1.04%
Ratio of net expenses to average net assets	0.84	%(6)	0.87%	0.82%	0.82%		0.85%	0.86%
Ratio of net investment income/(loss) to average net assets	0.03	%(6)	0.40%	0.35%	0.63	%(2)	(0.15)%	0.81	%(3)
Portfolio turnover rate	3	%(5)	1%	13%	0	%(7)	4%	19%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)

Includes income resulting from special dividends. For the year ended December 31, 2021, without these dividends, the per share value for the Investor Class and Institutional Class would have been $(0.18) and $(0.09), respectively, and the ratio for the Investor Class and Institutional Class would have been (0.59)% and (0.30)%, respectively.

(3)

Includes income resulting from special dividends. For the year ended December 31, 2019, without these dividends, the per share value for the Investor Class and Institutional Class would have been $(0.08) and $0.05, respectively, and the ratio for the Investor Class and Institutional Class would have been (0.33)% and 0.22%, respectively.

(4)	Amount is less than $0.01 per share.
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than 0.50%.

See Notes to Financial Statements.

Value Line Select Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Value Line Select Growth Fund, Inc. Investor Class
	Six Months Ended June 30, 2024		Years Ended December 31,
	(unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of period	$34.25		$28.74		$40.46	$37.49	$38.93	$30.47

Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.06)		0.01		(0.12)	(0.25)	(0.17)	(0.05)
Net gains/(losses) on securities (both realized and unrealized)	2.67		8.92		(8.11)	9.08	8.91	11.16

Total from investment operations	2.61		8.93		(8.23)	8.83	8.74	11.11

Less distributions:
Distributions from net realized gains	—		(3.42)		(3.49)	(5.86)	(10.18)	(2.65)

Total distributions	—		(3.42)		(3.49)	(5.86)	(10.18)	(2.65)

Net asset value, end of period	$36.86		$34.25		$28.74	$40.46	$37.49	$38.93

Total return	7.62	%(2)	31.11%		(20.67)%	24.16%	23.12%	36.59%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$409,635		$397,990		$331,514	$486,661	$451,806	$486,392
Ratio of expenses to average net assets	1.13	%(3)	1.16%		1.13%	1.13%	1.16%	1.16%
Ratio of net investment income/(loss) to average net assets	(0.34	)%(3)	0.03%		(0.37)%	(0.62)%	(0.43)%	(0.12)%
Portfolio turnover rate	1	%(2)	14%		6%	3%	12%	17%

			Value Line Select Growth Fund, Inc. Institutional Class
			Six Months Ended June 30, 2024		Year Ended December 31,			Period Ended December 31, 2020(4)
			(unaudited)		2023	2022	2021
Net asset value, beginning of period			$34.69		$29.01	$40.69	$37.58	$36.44

Income/(loss) from investment operations:
Net investment income/(loss)(1)			(0.02)		0.12	(0.04)	(0.15)	0.02
Net gains/(losses) on securities (both realized and unrealized)			2.72		8.98	(8.15)	9.12	11.30

Total from investment operations			2.70		9.10	(8.19)	8.97	11.32

Less distributions:
Distributions from net realized gains			—		(3.42)	(3.49)	(5.86)	(10.18)

Total distributions			—		(3.42)	(3.49)	(5.86)	(10.18)

Net asset value, end of period			$37.39		$34.69	$29.01	$40.69	$37.58

Total return			7.78	%(2)	31.41%	(20.45)%	24.47%	31.78	%(2)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)			$21,502		$19,544	$10,801	$15,739	$11,963
Ratio of gross expenses to average net assets			1.04	%(3)	1.10%	1.11%	1.04%	1.96	%(3)
Ratio of net expenses to average net assets			0.88	%(3)	0.91%	0.88%	0.88%	0.91	%(3)
Ratio of net investment income/(loss) to average net assets			(0.09	)%(3)	0.36%	(0.12)%	(0.37)%	0.08	%(3)
Portfolio turnover rate			1	%(2)	14%	6%	3%	12	%(2)

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Commenced operations on May 1, 2020.

See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Value Line Larger Companies Focused Fund, Inc. Investor Class
	Six Months Ended June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.41		$18.49	$34.36	$38.35	$28.87	$25.34

Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.13)		(0.15)	(0.08)	(0.35)	(0.29)	(0.23)
Net gains/(losses) on securities (both realized and unrealized)	4.34		11.07	(13.17)	1.29	13.42	6.64

Total from investment operations	4.21		10.92	(13.25)	0.94	13.13	6.41

Less distributions:
Distributions from net realized gains	—		—	(2.62)	(4.93)	(3.65)	(2.88)

Total distributions	—		—	(2.62)	(4.93)	(3.65)	(2.88)

Net asset value, end of period	$33.62		$29.41	$18.49	$34.36	$38.35	$28.87

Total return	14.31	%(2)	59.06%	(38.99)%	2.89%	45.98%	25.67%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$350,952		$304,094	$200,602	$367,681	$394,389	$291,057
Ratio of gross expenses to average net assets	1.14	%(3)	1.16%	1.14%	1.14%	1.15%	1.16%
Ratio of net expenses to average net assets	1.14	%(3)	1.15%	1.14%	1.14%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	(0.81	)%(3)	(0.61)%	(0.30)%	(0.87)%	(0.86)%	(0.78)%
Portfolio turnover rate	12	%(2)	29%	58%	27%	54%	29%

	Value Line Larger Companies Focused Fund, Inc. Institutional Class
	Six Months Ended June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.99		$18.80	$34.79	$38.68	$29.03	$25.41

Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.09)		(0.09)	(0.02)	(0.26)	(0.21)	(0.15)
Net gains/(losses) on securities (both realized and unrealized)	4.42		11.28	(13.35)	1.30	13.51	6.65

Total from investment operations	4.33		11.19	(13.37)	1.04	13.30	6.50

Less distributions:
Distributions from net realized gains	—		—	(2.62)	(4.93)	(3.65)	(2.88)

Total distributions	—		—	(2.62)	(4.93)	(3.65)	(2.88)

Net asset value, end of period	$34.32		$29.99	$18.80	$34.79	$38.68	$29.03

Total return	14.44	%(2)	59.52%	(38.85)%	3.12%	46.36%	25.92%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$7,233		$10,004	$4,080	$8,730	$6,519	$2,054
Ratio of gross expenses to average net assets	1.15	%(3)	1.45%	1.25%	1.36%	1.80%	2.75%
Ratio of net expenses to average net assets	0.89	%(3)	0.90%	0.89%	0.90%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.58	)%(3)	(0.38)%	(0.06)%	(0.63)%	(0.62)%	(0.50)%
Portfolio turnover rate	12	%(2)	29%	58%	27%	54%	29%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Value Line Asset Allocation Fund, Inc. Investor Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023	Period Ended December 31, 2022*		Year Ended March 31,
	(unaudited)					2022	2021	2020
Net asset value, beginning of period	$40.72		$36.87	$42.79		$43.14	$34.72	$35.07

Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.20		0.42	0.13		0.03	0.00 (2)	0.20
Net gains/(losses) on securities (both realized and unrealized)	1.57		7.46	(3.84)		2.59	8.65	0.12

Total from investment operations	1.77		7.88	(3.71)		2.62	8.65	0.32

Less distributions:
Dividends from net investment income	—		(0.44)	(0.33)		(0.01)	(0.01)	(0.16)
Distributions from net realized gains	—		(3.59)	(1.88)		(2.96)	(0.22)	(0.51)

Total distributions	—		(4.03)	(2.21)		(2.97)	(0.23)	(0.67)

Net asset value, end of period	$42.49		$40.72	$36.87		$42.79	$43.14	$34.72

Total return	4.35	%(3)	21.39%	(8.81	)%(3)	5.70%	24.93%	0.75%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$378,081		$387,504	$372,165		$499,220	$621,482	$600,102
Ratio of gross expenses to average net assets	1.06	%(4)	1.06%	1.04	%(4)	1.02%	1.03%	1.08%
Ratio of net investment income/(loss) to average net assets	0.98	%(4)	1.06%	0.45	%(4)	0.07%	0.01%	0.54%
Portfolio turnover rate	10	%(3)	29%	37	%(3)	14%	19%	16%

	Value Line Asset Allocation Fund, Inc. Institutional Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023	Period Ended December 31, 2022*		Year Ended March 31,
	(unaudited)					2022	2021	2020
Net asset value, beginning of period	$40.80		$36.93	$42.89		$43.24	$34.82	$35.16

Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.25		0.51	0.20		0.15	0.11	0.30
Net gains/(losses) on securities (both realized and unrealized)	1.57		7.49	(3.85)		2.61	8.68	0.11

Total from investment operations	1.82		8.00	(3.65)		2.76	8.79	0.41

Less distributions:
Dividends from net investment income	—		(0.54)	(0.43)		(0.15)	(0.15)	(0.24)
Distributions from net realized gains	—		(3.59)	(1.88)		(2.96)	(0.22)	(0.51)

Total distributions	—		(4.13)	(2.31)		(3.11)	(0.37)	(0.75)

Net asset value, end of period	$42.62		$40.80	$36.93		$42.89	$43.24	$34.82

Total return	4.46	%(3)	21.68%	(8.65	)%(3)	5.98%	25.24%	0.99%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$547,049		$560,759	$575,324		$920,487	$1,165,569	$500,103
Ratio of gross expenses to average net assets	0.81	%(4)	0.82%	0.81	%(4)	0.77%	0.78%	0.84%
Ratio of net expenses to average net assets	0.81	%(4)	0.82%	0.80	%(4)	0.77%	0.78%	0.83%
Ratio of net investment income/(loss) to average net assets	1.22	%(4)	1.28%	0.68	%(4)	0.32%	0.26%	0.80%
Portfolio turnover rate	10	%(3)	29%	37	%(3)	14%	19%	16%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Value Line Capital Appreciation Fund, Inc. Investor Class
	Six Months Ended June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021		2020	2019
Net asset value, beginning of period	$10.50		$7.87	$12.39	$12.90		$10.25	$8.94

Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.05		0.08	0.04	(0.05)		(0.03)	(0.01)
Net gains/(losses) on securities (both realized and unrealized)	1.05		2.63	(3.69)	0.88		3.39	2.32 (2)

Total from investment operations	1.10		2.71	(3.65)	0.83		3.36	2.31

Less distributions:
Dividends from net investment income	—		(0.08)	(0.05)	(0.00	)(3)	—	—
Distributions from net realized gains	—		—	(0.82)	(1.34)		(0.71)	(1.00)

Total distributions	—		(0.08)	(0.87)	(1.34)		(0.71)	(1.00)

Net asset value, end of period	$11.60		$10.50	$7.87	$12.39		$12.90	$10.25

Total return	10.48	%(4)	34.44%	(29.83)%	6.79%		33.03%	26.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$363,826		$348,142	$277,895	$508,549		$560,243	$427,619
Ratio of expenses to average net assets	1.07	%(5)	1.10%	1.07%	1.05%		1.07%	1.09%
Ratio of net investment income/(loss) to average net assets	0.84	%(5)	0.81%	0.39%	(0.35)%		(0.28)%	(0.08)%
Portfolio turnover rate	17	%(4)	52%	56%	39%		51%	34%

	Value Line Capital Appreciation Fund, Inc. Institutional Class
	Six Months Ended June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.50		$7.86	$12.39	$12.90	$10.22	$8.89

Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.06		0.10	0.06	(0.01)	(0.01)	0.02
Net gains/(losses) on securities (bothrealized and unrealized)	1.05		2.64	(3.70)	0.88	3.40	2.31 (2)

Total from investment operations	1.11		2.74	(3.64)	0.87	3.39	2.33

Less distributions:
Dividends from net investment income	—		(0.10)	(0.07)	(0.04)	—	—
Distributions from net realized gains	—		—	(0.82)	(1.34)	(0.71)	(1.00)

Total distributions	—		(0.10)	(0.89)	(1.38)	(0.71)	(1.00)

Net asset value, end of period	$11.61		$10.50	$7.86	$12.39	$12.90	$10.22

Total return	10.57	%(4)	34.91%	(29.74)%	7.13%	33.42%	26.51%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$85,927		$95,627	$80,814	$184,329	$121,927	$31,858
Ratio of gross expenses to average net assets	0.87	%(5)	0.89%	0.86%	0.86%	0.89%	0.97%
Ratio of net expenses to average net assets	0.82	%(5)	0.85%	0.82%	0.80%	0.82%	0.84%
Ratio of net investment income/(loss) to average net assets	1.10	%(5)	1.06%	0.64%	(0.10)%	(0.06)%	0.17%
Portfolio turnover rate	17	%(4)	52%	56%	39%	51%	34%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)

Amount includes a non-recurring settlement paid by the Fund related to Legal Proceedings. The settlement payment impacted the realized (loss) per share by less than $0.01 per share for Investor and Institutional class. Total return was not impacted.

(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Value Line Core Bond Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Value Line Core Bond Fund Investor Class
	Six Months Ended June 30, 2024		Years Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.19		$12.98	$15.11	$15.84	$15.26	$14.40

Income/(loss) from investment operations:
Net investment income/(loss)	0.22	(1)	0.39 (1)	0.22 (1)	0.19 (1)	0.25 (1)	0.36
Net gains/(losses) on securities (both realized and unrealized)	(0.34)		0.21	(2.11)	0.53	0.63	0.86

Total from investment operations	(0.12)		0.60	(1.89)	0.34	0.88	1.22

Less distributions:
Dividends from net investment income	(0.24)		(0.39)	(0.24)	(0.23)	(0.30)	(0.36)
Distributions from net realized gains	—		—	—	(0.16)	—	—

Total distributions	(0.24)		(0.39)	(0.24)	(0.39)	(0.30)	(0.36)

Net asset value, end of period	$12.83		$13.19	$12.98	$15.11	$15.84	$15.26

Total return	(0.93	)%(2)	4.72%	(12.58)%	(2.18)%	5.77%	8.51%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$36,168		$37,946	$40,746	$50,267	$53,854	$53,976
Ratio of gross expenses to average net assets	1.26	%(3)	1.28%	1.20%	1.23%	1.19%	1.14%
Ratio of net expenses to average net assets	0.80	%(3)	0.83%	0.90%	0.90%	0.90%	0.93%
Ratio of net investment income/(loss) to average net assets	3.48	%(3)	3.01%	1.62%	1.25%	1.62%	2.26%
Portfolio turnover rate	23	%(2)	50%	37%	71%	70%	39%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements	June 30, 2024 (unaudited)

1. Significant Accounting Policies

Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund (individually a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds each (except for Value Line Core Bond Fund) offer two classes of shares: Investor Class shares and Institutional Class shares. Value Line Core Bond Fund offers only Investor Class shares. Investor Class shares are available to any investor who meets the Fund’s minimum purchase requirement. Institutional Class shares are designed for investors who meet certain administrative, service and account size criteria. The Value Line Family of Funds (the “Value Line Funds”) is a family of mutual funds that consists of a variety of equity, fixed income, and hybrid funds. The investment objective of each Fund is listed below.

Fund	Investment Goal
Value Line Small Cap Opportunities Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Mid Cap Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Select Growth Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Larger Companies Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Asset Allocation Fund, Inc.	The Fund seeks high total investment return.
Value Line Capital Appreciation Fund, Inc.	The Fund seeks capital appreciation and income.
Value Line Core Bond Fund	The Fund seeks to maximize current income and secondarily
capital appreciation.

Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(A) Security Valuation: In accordance with Rule 2a-5 under the 1940 Act, the Board of Directors (the “Board”) has designated EULAV Asset Management (the “Adviser”) as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a pricing committee established by the Adviser (the “Committee”).

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value (“NAV”) is being determined. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates fair value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 P.M. Eastern Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing the funds’ total net assets by the funds’ total number of shares outstanding at the time of calculation.

Bonds and other fixed income securities are calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Bonds and fixed income securities are valued at the evaluated bid on the date as of which the NAV is being determined.

The Committee monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Committee determines that a valuation method may no longer be appropriate, another valuation method may be selected. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Committee. In addition, the Funds may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

June 30, 2024 (unaudited)

(B) Fair Value Measurements: The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

(C) Federal Income Taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

As of June 30, 2024, and for all open tax years, management has analyzed the Funds’ tax positions taken on federal and state income tax returns, and has concluded that no provision for federal or state income tax is required in the Funds’ financial statements. The Funds’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and the state departments of revenue. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(D) Security Transactions and Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are calculated using the identified cost method. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

The Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund may purchase mortgage pass-through securities on a to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. These Funds may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is an adverse market reaction, expenses or delays in connection with TBA transactions, or if the counterparty fails to complete the transaction.

The Value Line Core Bond Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Fund’s Statement of Operations.

(E) Fund Distributions: Income dividends and capital gains distributions are automatically reinvested in additional shares of each Fund unless the shareholder has requested otherwise. Income earned by the Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Funds (except for Value Line Core Bond Fund) distribute all of their net investment income annually. Value Line Core Bond Fund declares and pays dividends from its net investment income monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary, to comply with the Internal Revenue Code.

Notes to Financial Statements (continued)

(F) Class Allocations: All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated between the share classes based on respective net assets.

Class Specific Expenses:

	Investor Class	Institutional Class	Total
Value Line Small Cap Opportunities Fund, Inc.
Transfer agent fees	$18,151	$17,030	$35,181
Sub-transfer agent fees	116,462	111,098	227,560
Registration and filing fees	15,934	32,393	48,327
Other	11,648	8,902	20,550

	Investor Class	Institutional Class	Total
Value Line Mid Cap Focused Fund, Inc.
Transfer agent fees	$50,242	$104,644	$154,886
Sub-transfer agent fees	134,809	436,167	570,976
Registration and filing fees	28,243	54,793	83,036
Other	8,960	18,001	26,961

	Investor Class	Institutional Class	Total
Value Line Select Growth Fund, Inc.
Transfer agent fees	$54,069	$1,548	$55,617
Sub-transfer agent fees	49,365	5,832	55,197
Registration and filing fees	11,155	14,999	26,154
Other	17,695	1,293	18,988

	Investor Class	Institutional Class	Total
Value Line Larger Companies Focused Fund, Inc.
Transfer agent fees	$48,029	$1,176	$49,205
Sub-transfer agent fees	22,266	2,972	25,238
Registration and filing fees	13,708	10,963	24,671
Other	17,827	914	18,741

	Investor Class	Institutional Class	Total
Value Line Asset Allocation Fund, Inc.
Transfer agent fees	$33,042	$60,578	$93,620
Sub-transfer agent fees	117,041	186,263	303,304
Registration and filing fees	15,307	17,283	32,590
Other	11,023	15,722	26,745

	Investor Class	Institutional Class	Total
Value Line Capital Appreciation Fund, Inc.
Transfer agent fees	$51,552	$16,118	$67,670
Sub-transfer agent fees	70,381	23,940	94,321
Registration and filing fees	14,159	14,329	28,488
Other	16,283	4,410	20,693

June 30, 2024 (unaudited)

(G) Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange at the valuation date. The Funds do not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Funds, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and change in net unrealized appreciation/(depreciation) on investments.

(H) Representations and Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

(I) Accounting for Real Estate Investment Trusts: The Funds may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(K) Securities Lending: Under an agreement with State Street Bank & Trust Company (“State Street”), the Funds can lend their securities to brokers, dealers and other financial institutions approved by the Board. The Funds or the borrower may terminate the loan at any time. By lending their investment securities, the Funds attempt to increase their net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Funds have the right to use the collateral to offset the losses incurred. The lending fees received and the Funds’ portion of the interest income earned on the cash collateral are included in “Securities lending income (Net)” in the Statements of Operations.

Upon entering into a securities lending transaction, the Funds receive cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements and/or State Street Navigator Securities Lending Government Money Market Portfolio. When the Funds invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio, a portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Funds. Investments made with the cash collateral are disclosed in the Schedules of Investments.

As of June 30, 2024, certain Funds loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Value Line Small Cap Opportunities Fund, Inc.	$19,827,338	$20,235,397
Value Line Mid Cap Focused Fund, Inc.	15,089,336	15,113,904
Value Line Larger Companies Focused Fund, Inc.	23,862,879	25,824,020
Value Line Asset Allocation Fund, Inc.	12,649,075	12,974,340

Notes to Financial Statements (continued)

Fund	Value of Securities Loaned	Value of Collateral*
Value Line Capital Appreciation Fund, Inc.	$29,539,847	$31,689,879
Value Line Core Bond Fund	1,722,900	1,760,425

*

Value Line Mid Cap Focused Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund received cash collateral of $1,000,773, $1,162,318, $2,535,710, $5,068,596 and $1,094,938 respectively, which was subsequently invested in the State Street Navigator Securities Lending Government Money Market Portfolio as reported in the Schedule of Investments. In addition, Value Line Small Cap Opportunities Fund, Inc. received non cash-collateral of $20,235,397 in the form of U.S. Government obligations, ranging from 0.01% — 4.63%, maturing 9/30/24 — 8/15/53, Value Line Mid Cap Focused Fund, Inc. received non cash-collateral of $14,113,131 in the form of U.S. Government obligations, ranging from 0.13%—5.38%, maturing 10/15/24 — 2/15/53, Value Line Larger Companies Focused Fund, Inc. received non cash-collateral of $24,661,702 in the form of U.S. Government obligations, ranging from 0.01% — 5.38%, maturing 7/31/24 — 8/15/53, Value Line Asset Allocation Fund, Inc. received non cash-collateral of $10,438,630 in the form of U.S. Government obligations, ranging from 0.01% — 4.50%, maturing 2/28/25 — 8/15/51, Value Line Capital Appreciation Fund, Inc. received non cash-collateral of $26,621,283 in the form of U.S. Government obligations, ranging from 0.01% — 5.38%, maturing 7/31/24 — 8/15/53 and Value Line Core Bond Fund received non cash-collateral of $665,487 in the form of U.S. Government obligations, ranging from 0.01% — 4.50%, maturing 2/28/25 — 8/15/51. The Funds cannot sell or repledge the non-cash collateral which accordingly is not reflected in the Schedule of Investments. The value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

(L) Other Risks: The value of the Funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the Funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the Funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

(M) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in the financial statements.

2. Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the period ended June 30, 2024, were as follows:

Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Small Cap Opportunities Fund, Inc.	$85,222,370	$27,925,917	$—	$—
Value Line Mid Cap Focused Fund, Inc.	315,070,951	43,761,314	—	—
Value Line Select Growth Fund, Inc.	4,230,021	15,382,726	—	—
Value Line Larger Companies Focused Fund, Inc.	39,601,726	41,405,356	—	—
Value Line Asset Allocation Fund, Inc.	61,384,447	95,297,527	32,632,981	35,393,271

June 30, 2024 (unaudited)

Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Capital Appreciation Fund, Inc.	$46,732,521	$83,220,268	$23,118,444	$20,120,025
Value Line Core Bond Fund	4,629,613	4,642,136	3,749,793	3,902,693

4. Income Taxes

At June 30, 2024, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were:

Fund	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation) on Investments
Value Line Small Cap Opportunities Fund, Inc.	$344,057,646	$280,971,384	$(2,993,308)	$277,978,076
Value Line Mid Cap Focused Fund, Inc.	1,194,771,899	415,640,496	(30,929,052)	384,711,444
Value Line Select Growth Fund, Inc.	189,917,392	241,777,326	(169,768)	241,607,558
Value Line Larger Companies Focused Fund, Inc.	199,018,830	181,449,666	(20,593,527)	160,856,139
Value Line Asset Allocation Fund, Inc.	652,718,099	298,319,180	(23,544,877)	274,774,303
Value Line Capital Appreciation Fund, Inc.	327,888,540	153,480,358	(24,095,156)	129,385,202
Value Line Core Bond Fund	39,541,359	71,156	(2,569,841)	(2,498,685)

Net unrealized appreciation/depreciation differs for financial statements and tax purposes primarily due to wash sales, return of capital distribution received, and market premium amortization.

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals	Distributable Earnings (Loss)
Value Line Small Cap Opportunities Fund, Inc.	$—	$—	$—	$243,906,510	$—	$(5,984,926)	$237,921,584
Value Line Mid Cap Focused Fund, Inc.	748,102	327,720	—	326,139,764	—	—	327,215,586
Value Line Select Growth Fund, Inc.	172,283	13,617,136	—	218,507,840	—	—	232,297,259
Value Line Larger Companies Focused Fund, Inc.	—	—	—	109,739,203	(2,782,700)	—	106,956,503
Value Line Asset Allocation Fund, Inc.	888,825	25,773,867	—	267,962,172	—	—	294,624,864
Value Line Capital Appreciation Fund, Inc.	105,608	—	—	97,987,798	(24,073,115)	—	74,020,291
Value Line Core Bond Fund	95,728	—	—	(2,418,498)	(3,348,158)	—	(5,670,928)

Notes to Financial Statements (continued)

At December 31, 2023, the Value Line Larger Companies Focused Fund, Inc, has net short-term capital loss carryforwards of $2,782,700, the Value Line Capital Appreciation Fund has net short-term capital loss carryforwards of $5,209,518 and net long-term capital loss carryforwards of $18,863,597, and the Value Line Core Bond Fund has net short-term capital loss carryforwards of $345,529 and net long-term capital loss carryforwards of $3,002,629. All of these can be carried forward indefinitely.

In accordance with federal tax laws applicable to investment companies, all or a portion of losses resulting from capital loss or net specified losses realized between November 1 and the Funds’ fiscal year-end are not recognized for tax purposes until the subsequent year (late-year loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized. As of December 31, 2023, the Value Line Small Cap Opportunities Fund had a short-term and long-term late year loss deferral of $231,001 and $5,753,925, respectively.

The tax composition of distributions paid to shareholders during fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	Year Ended December 31, 2023 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$4,203,633	$41	$4,203,674
Value Line Mid Cap Focused Fund, Inc.	1,929,904	—	—	1,929,904
Value Line Select Growth Fund, Inc.	—	38,347,362	—	38,347,362
Value Line Larger Companies Focused Fund, Inc.	—	—	—	—
Value Line Asset Allocation Fund, Inc.	10,582,983	76,783,722	—	87,366,705
Value Line Capital Appreciation Fund, Inc.	3,516,980	—	—	3,516,980
Value Line Core Bond Fund	1,164,055	—	—	1,164,055

	Year Ended December 31, 2022 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.*, **	$—	$9,921,610	$9,921,610
Value Line Mid Cap Focused Fund, Inc.	1,256,185	33,604,238	34,860,423
Value Line Select Growth Fund, Inc.	—	38,066,212	38,066,212
Value Line Larger Companies Focused Fund, Inc.	—	26,081,985	26,081,985
Value Line Asset Allocation Fund, Inc.*, **	9,741,884	48,104,049	57,845,933
Value Line Capital Appreciation Fund, Inc.	2,285,325	35,176,551	37,461,876
Value Line Core Bond Fund	762,097	—	762,097

*	For the period 4/1/22-12/31/22.
**

For the year ended March 31, 2022, Value Line Small Cap Opportunities Fund, Inc. had distributions paid from ordinary income and long-term capital gain of $0 and $29,540,485, respectively, and Value Line Asset Allocation Fund, Inc. had distributions paid from ordinary income and long-term capital gain of $5,820,859 and $109,351,515, respectively.

5. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

For providing advisory services to the Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund, and managing each Fund’s investments for the period ended June 30, 2024, the Adviser was paid a fee at an annual rate of 0.74%, 0.65%, 0.73%, 0.73%, 0.64%, 0.65% and 0.30%, respectively, of each Fund’s average daily net assets. The investment advisory agreement between each Fund and the Adviser provides for a combined fee for both advisory services and Administrative Services (as defined in the investment advisory agreement) at an annual rate, based on each Fund’s average daily net assets, equal to 0.75% for Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc. and Value Line Small Cap Opportunities Fund and 0.70% on the first $100 million of average daily net assets, and 0.65% on the remaining net assets for Value Line Mid Cap Focused Fund, Inc. and Value Line Capital Appreciation Fund, Inc. and 0.65% on the first $750 million of average daily net assets, and 0.60% on the net assets over $750 million for Value Line Asset Allocation Fund, Inc. and 0.50% for Value Line Core Bond Fund (the “Combined Rate”). The advisory fee component paid by each

June 30, 2024 (unaudited)

Fund to the Adviser for each period is calculated by subtracting the amount paid by each Fund for Administrative Services with respect to the same period from the respective Combined Rate. The Adviser provides (or arranges for the provision of) such Administrative Services pursuant to a separate administration agreement with the Funds.

For the Value Line Larger Companies Focused Fund, the Adviser has contractually agreed to waive through May 1, 2025 certain Fund-wide fees and further assume certain Fund-wide expenses to the extent necessary to limit such expenses (excluding brokerage commissions, interest, taxes, and certain non-routine Fund-wide expenses) to 0.90% of the average daily net assets of each class (the “Fund-Level Expense Limitation 1”).

Effective May 1, 2023, for the Value Line Core Bond Fund, the Adviser and the Distributor have agreed to waive a portion of their advisory and Rule 12b-1 fee and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to interest, taxes, brokerage and futures commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.80% of the Fund’s average daily net assets (the “Fund-Level Expense Limitation 2”). Prior to May 1, 2023 the Fund-Level Expense Limitation 2 was 0.90%. The Adviser and the Distributor may subsequently recover from the Value Line Core Bond Fund reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Fund-Level Expense Limitation 2 can be terminated or modified before May 1, 2025 only with the agreement of the Fund’s Board.

For Value Line Asset Allocation Fund, Inc., the Adviser contractually agreed to waive and not recoup a portion of its annual advisory fee rate by 0.05% with respect to the portion of the Fund’s average daily net assets that exceed $750 million. This contractual waiver creates a breakpoint in the advisory fee.

The Funds have a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the 1940 Act, which compensates EULAV Securities, LLC (the “Distributor”) for advertising, marketing and distributing the Funds’ shares and for servicing the Funds’ shareholders at an annual rate of 0.25% of the Funds’ average daily net assets attributable to Investor Class shares. Institutional Class shares do not pay Rule 12b-1 distribution and service fees, and are not subject to the Plan.

The Funds (except Value Line Core Bond Fund) have a Sub-Transfer Agent Plan (the “sub TA plan”) which compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares of such class in omnibus accounts maintained by the financial intermediaries with the Funds. The sub-transfer agency fee, which the Fund may pay directly to the financial intermediary or indirectly via the Distributor, will not exceed (unless approved by the Board) the lower of: (i) the aggregate amount of additional transfer agency fees and expenses that the Funds would otherwise pay to the transfer agent if each subaccount in the omnibus account for such class of shares maintained by the financial intermediary with the Funds were a direct account with the Funds and (ii) the amount by which the fees charged by the financial intermediary for including the Funds on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Funds’ Plan with respect to each Fund’s assets attributable to shares held by the financial intermediary in the omnibus account. If the sub-transfer agency fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary.

The Adviser agreed to pay or reimburse certain class-specific expenses of the Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., and Value Line Capital Appreciation Fund, Inc. attributable to the Institutional Class, so that the Institutional Class bears its class-specific fees and expenses at the same annual percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding the 12b-1 fees paid by the Investor Class and certain non-routine class-specific expenses, if applicable) (the “Class Expense Limitation”, together with the Fund-level Expense Limitations (attributable to the Value Line Larger Companies Focused Fund and Value Line Core Bond Fund), the “Expense Limitations”). The Adviser may subsequently recover from the Fund contractually reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that such class’ expense ratio is less than the applicable Expense Limitation or, if lower, the expense limitation in effect when the waiver or reimbursement occurred. The Class Expense Limitation can be terminated or modified only with the agreement of the Board of Directors. With the approval of the Value Line Small Cap Opportunities Fund’s Board, this Class Expense Limitation was terminated effective May 1, 2024 and amounts previously reimbursed and/or waived by the Adviser and eligible for recovery by the Adviser were forfeited.

As of June 30, 2024, fees contractually waived/reimbursed by the Adviser amounted to $35,522, $16,968, $12,313, $21,722 and $37,477 for the Value Line Small Cap Opportunities Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund, respectively. As of June 30, 2024, the Adviser and Distributor may seek reimbursement of the remaining waived fees and reimbursed expenses as follows:

Fund	Expiration for the 12 months ended	Fees Waived and Reimbursed by the Adviser	Fees Waived and Reimbursed by the Distributor
Value Line Select Growth Fund, Inc.	June 30, 2024	$19,986	$—
Value Line Select Growth Fund, Inc.	June 30, 2025	28,477	—
Value Line Select Growth Fund, Inc.	June 30, 2026	36,211	—

Notes to Financial Statements (continued)

Fund	Expiration for the 12 months ended	Fees Waived and Reimbursed by the Adviser	Fees Waived and Reimbursed by the Distributor
Value Line Larger Companies Focused Fund, Inc.	June 30, 2024	$35,039	$—
Value Line Larger Companies Focused Fund, Inc.	June 30, 2025	21,766	—
Value Line Larger Companies Focused Fund, Inc.	June 30, 2026	34,902	—
Value Line Capital Appreciation Fund, Inc.	June 30, 2024	119,505	—
Value Line Capital Appreciation Fund, Inc.	June 30, 2025	35,191	—
Value Line Capital Appreciation Fund, Inc.	June 30, 2026	39,867	—
Value Line Core Bond Fund	June 30, 2024	104,515	—
Value Line Core Bond Fund	June 30, 2025	32,866	—
Value Line Core Bond Fund	June 30, 2026	97,305	—

During the period ended June 30, 2024, the Value Line Larger Companies Focused Fund, Inc. made repayments to the Adviser for previously waived and reimbursed fees in the amounts of $33,018.

In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include certain agreements related to preferred shares, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF THE INVESTMENT ADVISORY AGREEMENTS FOR VALUE LINE SMALL CAP OPPORTUNITIES FUND, INC., VALUE LINE MID CAP FOCUSED FUND, INC., VALUE LINE SELECT GROWTH FUND, INC., VALUE LINE LARGER COMPANIES FOCUSED FUND, INC., VALUE LINE ASSET ALLOCATION FUND, INC., VALUE LINE CAPITAL APPRECIATION FUND, INC., AND VALUE LINE CORE BOND FUND

The Investment Company Act of 1940 (the “1940 Act”) requires the Boards of Directors (the “Board”) of Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc., and Value Line Core Bond Fund (each, a “Fund” and collectively, the “Funds”), including a majority of each Board’s Directors who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Directors”), to annually consider the continuance of each Fund’s investment advisory agreement (each, an “Agreement”) with its investment adviser, EULAV Asset Management (the “Adviser”).

As part of the process in considering the continuance of each Fund’s Agreement, the Board requested, and the Adviser provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of such Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of each Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Funds and any officers of the Adviser. In considering the continuance of each Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors and representatives of Broadridge Financial Solutions, Inc., an independent mutual fund board consulting service.

Both in the meeting specifically focused upon the review of the Agreements and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreements. These materials included information for each Fund regarding, among other things: (i) the Fund’s investment performance, performance-related metrics and risk-related metrics over various periods of time and comparisons thereof to similar information regarding the Fund’s benchmark index, the Fund’s category of comparable funds (the “Category”) (as objectively classified, selected and prepared by Broadridge Financial Solutions, Inc. utilizing the classification system of Morningstar, Inc., an independent evaluation service (together, “Broadridge/Morningstar”)), and the Fund’s more narrow peer group of comparable funds (the “Peer Group”) (again, as objectively classified, selected and prepared by Broadridge/Morningstar); (ii) the Fund’s investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements; (iii) purchases and redemptions of the Fund’s shares; (iv) the Adviser’s view of the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which were effected through any affiliate of the Adviser, including EULAV Securities LLC (the “Distributor”)); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under each Fund’s Agreement. In a separate executive session, the Independent Directors reviewed information for each Fund, which included data comparing: (i) advisory, administrative, distribution, custody, accounting, audit, legal, transfer agency, and other non-management expenses incurred by the Fund to those incurred by the Fund’s Peer Group and Category; (ii) the Fund’s expense ratio to those of its Peer Group and Category; and (iii) the Fund’s investment performance, performance-related metrics and risk-related metrics over various time periods to similar information regarding the Fund’s benchmark index, Peer Group and Category.

In classifying a Fund within a Category, Broadridge/Morningstar considered the characteristics of the Fund’s actual portfolio holdings over various periods of time relative to the market and other factors that distinguish a particular investment strategy under Broadridge/Morningstar’s methodology with the objective to permit meaningful comparisons. Broadridge/Morningstar classified Value Line Small Cap Opportunities Fund, Inc. within its Small Growth category and classified Value Line Mid Cap Focused Fund, Inc. within its Mid-Cap Growth category. Broadridge/Morningstar classified Value Line Select Growth Fund, Inc. and Value Line Larger Companies Focused Fund, Inc. within its Large Growth category. Broadridge/Morningstar classified Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. within its Moderate Allocation category. Further, Broadridge/Morningstar classified Value Line Core Bond Fund within its Intermediate Core Bond category.

In preparing a Peer Group for each Fund, Broadridge/Morningstar considered the Fund’s most recent portfolio holdings in light of the same factors used in classifying a Fund within a Category, as well as additional factors including similarity of expense structure (e.g., same share class characteristics) and net asset size. Generally, Broadridge/Morningstar prefers to select peer funds that range in net assets from no less than half the size, to no more than twice the size, of the relevant Fund and to select roughly equal number of funds that are smaller and larger than the Fund. Broadridge/Morningstar considers, in the construction of each Fund’s Category and Peer Group, funds issuing A shares, which have a front-end load. As a result, the final Peer Group for each Fund is drawn from retail load and no-load funds with similar investment style, expense structure and asset size as the Fund. The final Peer Group consists of the relevant Fund and: 12 other funds for Value Line Small Cap Opportunities Fund, Inc.; 10 other funds for Value Line Mid Cap Focused Fund, Inc.; 12 other funds for Value Line Select Growth Fund, Inc.; 12 other funds for Value Line Larger Companies Focused Fund, Inc.; 10 other funds for Value Line Asset Allocation Fund, Inc.; 9 other funds for Value Line Capital Appreciation Fund, Inc.; and 11 other funds for Value Line Core Bond Fund.

In seeking peers for Value Line Asset Allocation Fund, Inc., funds with average credit quality falling below a credit rating of B were eliminated. Further, in seeking peers for Value Line Capital Appreciation Fund, Inc., Broadridge/Morningstar considered funds from its Moderately Aggressive Allocation category (in addition to funds in the Moderate Allocation category to which the Fund is assigned).

In their executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for each Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; (d) each Fund’s potential for achieving economies of scale; and (e) potential “fall-out” benefits to the Adviser. In support of its review of the statistical information, the Board discussed with Broadridge/Morningstar the description of the methodology used by Broadridge/Morningstar to determine each Fund’s Peer Group and Category and the results of the statistical information prepared by Broadridge/Morningstar.

The Board observed that there is a range of investment options available to shareholders of the Funds, including other mutual funds, and that each Fund’s shareholders have chosen to invest in the Fund.

The following summarizes matters considered by the Board in connection with its continuance of each of the Agreements. However, the Board did not identify any single factor as all-important or controlling, each Director may have weighed certain factors differently, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed each Fund’s overall investment performance and compared it to its Peer Group, Category and benchmark index, including considering as appropriate their respective relative risk profiles.

Value Line Small Cap Opportunities Fund, Inc. The Board noted that the Fund outperformed the Peer Group and Category medians and the benchmark index for the one-year, three-year, five-year, and ten-year periods ended December 31, 2023.

Value Line Mid Cap Focused Fund, Inc. The Board noted that the Fund outperformed the Category median, but underperformed the Peer Group median and benchmark index, for the one-year period ended December 31, 2023. The Board further noted that the Fund outperformed the Peer Group and Category medians, but underperformed the benchmark index, for the three-year period ended December 31, 2023. The Board also noted that the Fund outperformed the Peer Group and Category medians and the benchmark index for the five-year and ten-year periods ended December 31, 2023.

Value Line Select Growth Fund, Inc. The Board noted that the Fund outperformed the benchmark index, but underperformed the Peer Group and Category medians, for the one-year period ended December 31, 2023. The Board further noted that the Fund outperformed the Peer Group and Category medians, but underperformed the benchmark index, for the three-year period ended December 31, 2023. The Board also noted that the Fund outperformed the Peer Group and Category median and the benchmark index for the five-year period ended December 31, 2023. The Board noted that the Fund’s performance was below the Category median and the benchmark index, and equal to the Peer Group median, for the ten-year period ended December 31, 2023.

Value Line Larger Companies Focused Fund, Inc. The Board noted that the Fund outperformed the Peer Group and Category medians and the benchmark index for the one-year period ended December 31, 2023. The Board also noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the three-year, five-year, and ten-year periods ended December 31, 2023.

Value Line Asset Allocation Fund, Inc. The Board noted that the Fund outperformed the Peer Group and Category medians and the benchmark index for the one-year, five-year, and ten-year periods ended December 31, 2023. The Board further noted the Fund outperformed the Peer Group and Category Group medians, but underperformed the benchmark index, for the three-year period ended December 31, 2023.

Value Line Capital Appreciation Fund, Inc. The Board noted that the Fund outperformed the Peer Group and Category medians and the benchmark index for the one-year, five-year, and ten-year periods ended December 31, 2023. The Board also noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the three-year period ended December 31, 2023.

Value Line Core Bond Fund. The Board noted that the Fund underperformed the Peer Group and Category medians, as well as the benchmark index, for the one-year, three-year, five-year, and ten-year periods ended December 31, 2023. The Board discussed with the Adviser the reasons for the underperformance.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio managers responsible for the daily management of each Fund’s portfolio, seeking to achieve the applicable Fund’s investment objectives and adhering to such Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of each Fund’s investment operations. The Board viewed favorably: (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire; (ii) the quality and continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs, and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive; and (iii) that the Adviser continues to receive the Value Line ranking systems without additional cost beyond amounts required to be paid under the Adviser’s charter document. The Board also considered the Adviser’s continued operations under its business continuity plan in response to the COVID-19

Pandemic, including not only the Adviser’s operations but the Adviser’s oversight of other Fund service providers who also are operating under their business continuity plans and, in some cases, beginning to return to their offices like the Adviser. The Board concluded that each Fund’s management team and the Adviser’s overall resources (including human resources, financial capital and liquidity) were adequate, and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement, including while operating remotely under the Adviser’s business continuity plan.

Adviser’s Fee. The Board considered the Adviser’s fee rate under each Fund’s Agreement relative to the advisory fee rate applicable to the funds in such Fund’s Peer Group and Category before applicable fee waivers. After a review of the information provided to the Board, the Board concluded that each Fund’s advisory fee rate for compensation for the services provided and costs borne by the Adviser under its Agreement was satisfactory for the purpose of approving continuance of such Fund’s Agreement.

Value Line Small Cap Opportunities Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the advisory fee rate of the Peer Group and Category medians.

Value Line Mid Cap Focused Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the advisory fee rate of the Peer Group and Category medians.

Value Line Select Growth Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category (including the Fund), the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was equal to the median advisory fee rate of the Peer Group but greater than the median advisory fee rate of the Category.

Value Line Larger Companies Focused Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category (including the Fund), the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under its Agreement was equal to the median advisory fee rate of the Peer Group but greater than the median advisory fee rate of the Category.

Value Line Asset Allocation Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate under the Agreement was greater than the advisory fee rate of the Peer Group and Category medians.

Value Line Capital Appreciation Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was greater than the advisory fee rate of the Peer Group and Category medians.

Value Line Core Bond Fund. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the advisory fee rate of the Peer Group and Category medians.

Expenses. The Board also considered each Fund’s total expense ratio relative to its Peer Group and Category medians. For Funds offering more than one class of shares, the Board compared expense ratios of the Peer Group and Category medians to those of the Fund’s Investor Class Shares, not Institutional Class Shares. The Board considered the class-level contractual expense limitation agreement, pursuant to which the Adviser (and, with respect to periods prior to September 17, 2020, the Distributor) agreed to waive certain class-specific sub-transfer agency fees and pay certain class-specific expenses incurred by the Institutional Class to the extent necessary to contractually limit the class-specific fees and expenses of the Institutional Class to the same percentage of its average daily net assets as the class-specific fees and expenses of the Investor Class (excluding Rule 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes). This expense limitation agreement can be terminated without shareholder approval only by agreement of the Fund’s Board. The Board noted that the expense limitation agreement was terminated effective August 1, 2022 for Value Line Asset Allocation Fund, Inc., effective May 1, 2023 for Value Line Mid Cap Focused Fund, Inc., and effective May 1, 2024 for Value Line Small Cap Opportunities Fund, Inc.

For Value Line Larger Companies Focused Fund, Inc., the Adviser and the Board agreed that the Adviser will continue to waive certain Fund-wide fees and further assume certain Fund-wide expenses to the extent necessary to limit such expenses (excluding brokerage commissions, interest, taxes, and certain non-routine Fund-wide expenses) to 0.90% of the average daily net assets of the Institutional Class and 1.15% of the average daily net assets of the Investor Class through May 1, 2025. For Value Line Core Bond Fund, the Adviser, the Distributor and the Board agreed to continue the Fund’s existing expense limitation agreement pursuant to which the Adviser and the Distributor waive a proportionate amount of their advisory fees and Rule 12b-1 fees, respectively, and the Adviser further reimburses certain expenses of the Fund, to the extent necessary to contractually limit the Fund’s total annual operating expenses (other than those attributable to interest, taxes, brokerage and futures commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.80% of the Fund’s average daily net assets through May 1, 2025. The expense limitation agreement for Value Line Larger Companies Focused Fund, Inc. and for Value Line Core Bond Fund can be terminated or modified before May 1, 2025 only with the approval of the Fund’s Board.

Each expense limitation agreement provides that the Adviser and the Distributor, as applicable, may subsequently recover from assets attributable to the relevant class the waived fees and/or reimbursed expenses (within 3 years from the month in which the waiver/reimbursement occurred) to the extent its expense ratio (subject to the exclusions noted above) is less than the applicable expense limitation or, if lower, the expense limitation in effect when the waiver or reimbursement occurred. After a review of the information provided to the Board, the Board concluded that each Fund’s average expense ratio was satisfactory for the purpose of approving continuance of the Fund’s Agreement.

Value Line Small Cap Opportunities Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was less than that of the Peer Group and Category medians before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.

Value Line Mid Cap Focused Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was lower than that of the Peer Group and Category medians both before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.

Value Line Select Growth Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median, but less than that of the Peer Group median, before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.

Value Line Larger Companies Focused Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median, but less than that of the Peer Group median, before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.

Value Line Asset Allocation Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Peer Group median before and after giving effect to fee waivers applicable to certain funds in the Peer Group. The Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was less than that of the Category median before, but greater than that of the Category median after, giving effect to fee waivers applicable to certain funds in the Category.

Value Line Capital Appreciation Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was lower than that of the Peer Group median before, but greater than that of the Peer Group median after, giving effect to fee waivers applicable to certain funds in the Peer Group. The Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median both before and after giving effect to fee waivers applicable to certain funds in the Category.

Value Line Core Bond Fund. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was higher than that of the Peer Group and Category medians both before and after giving effect to fee waivers applicable to the Fund and certain funds in the Peer Group and Category.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program and treasury function. The Board reviewed the services provided by the Adviser and the Distributor in supervising each of the Fund’s third-party service providers, including the Adviser’s request for proposal for transfer agency services that resulted in favorable fee concessions by the transfer agent for the Value Line fund family. The Board also reviewed the services of the Distributor in engaging financial intermediaries to provide sub-transfer agency and related services to shareholders who hold their shares of a Fund in omnibus accounts. The Board noted that the Distributor and the Adviser retained no portion of a Fund’s sub-transfer agency fees as compensation for these services. However, the Distributor and the Adviser would benefit from a Fund’s payment of such fees to financial intermediaries if such payment were to reduce amounts that the Distributor or the Adviser would otherwise pay out of their own resources to the financial intermediaries. Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to each Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and the Distributor with respect to each Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during the current and prior years. These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management, sub-transfer agency and/or Rule 12b-1 fees for certain funds, the Funds’ policy prohibiting the Adviser’s use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and the Distributor with respect to each Fund, including the financial results derived from each Fund’s Agreement, was within a range the Board considered reasonable in the overall context of its consideration of the continuance of the Agreements.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with each Fund. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Funds.

Economies of Scale.

Value Line Small Cap Opportunities Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.

Value Line Mid Cap Focused Fund, Inc. The Board noted the Agreement includes a breakpoint applicable to the Adviser’s fee under which the Adviser is paid 0.69% on the first $100 million of the Fund’s average daily net assets and 0.64% on any additional assets. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.

Value Line Select Growth Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.

Value Line Larger Companies Focused Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.

Value Line Asset Allocation Fund, Inc. The Board noted favorably that the Adviser had agreed in 2019 to a contractual fee reduction that lowers its annual advisory fee rate by 0.05% with respect to the portion of the Fund’s average daily net assets that exceed $750 million. This contractual fee reduction, which creates a breakpoint in the advisory fee when the Fund’s assets reach $750 million, can be terminated without shareholder approval only by agreement of the Fund’s Board. The Board considered that, given both the current and anticipated size of the Fund and the fee breakpoint implemented in 2019, the current advisory fee structure remained adequate to account for any perceived and potential economies of scale for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.

Value Line Capital Appreciation Fund, Inc. The Board noted the Agreement includes a breakpoint applicable to the Adviser’s fee under which the Adviser is paid 0.68% on the first $100 million of the Fund’s average daily net assets and 0.63% on any additional assets. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.

Value Line Core Bond Fund. The Board considered that, given both the current and anticipated size of each Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser. The Board was informed by the Adviser that the Adviser does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Funds.

Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of each Fund’s Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which each Fund pays a fee to the Adviser under its Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that each Fund’s Agreement, and the Adviser’s fee rate thereunder, is fair and reasonable and voted to continue each Fund’s Agreement.

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In 1950, Value Line started its first mutual fund. For seven decades, knowledgeable investors and financial advisors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what it is today—a diversified family of mutual funds with a wide range of investment objectives. Strategies That Have Stood the Test of Time 1950 Value Line Mid Cap Focused Fund 1952 Value Line Capital Appreciation Fund 1956 Value Line Select Growth Fund 1972 Value Line Larger Companies Focused Fund 1986 Value Line Core Bond Fund 1993 Value Line Small Cap Opportunities Fund 1993 Value Line Asset Allocation Fund 2015 Institutional shares launched for the Value Line Larger Companies Focused Fund, Small Cap Opportunities Fund, Asset Allocation Fund and Capital Appreciation Fund 2017 Insitutional shares launched for the Value Line Mid Cap Focused Fund 2020 Institutional shares launched for the Value Line Select Growth Fund For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, Suite 1606, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

(b)	Not Applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7

Item 9.	Proxy Disclosure for Open End Management Investment Companies.

Not Applicable

Item 10	Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included in Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contracts.

Included in item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 16.	Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls during the period covered by this report, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

Not Applicable

Item 19.	Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

Date: September 6, 2024

By:	/s/ James Gallo
James Gallo, Treasurer, Principal Financial Officer

Date: September 6, 2024